              -------------------------------------------------------
                              CARILLON FUND, INC.
              -------------------------------------------------------
                        ANNUAL REPORT // DECEMBER 31, 1999



                                   [GRAPHIC]

                                                           CARILLON FUND, INC.
                                            ANNUAL REPORT - TABLE OF CONTENTS

President's Message.........................................    1

Investment Review
    Equity Portfolio........................................    2
    Bond Portfolio..........................................    4
    S&P 500 Index Portfolio.................................    6
    S&P MidCap 400 Index Portfolio..........................    8
    Balanced Index Portfolio................................   10
    Lehman Aggregate Bond Index Portfolio...................   12

Statements of Assets and Liabilities........................   14

Statements of Operations....................................   16

Statements of Changes in Net Assets.........................   18

Schedule of Investments
    Equity Portfolio........................................   20
    Bond Portfolio..........................................   22
    S&P 500 Index Portfolio.................................   25
    S&P MidCap 400 Index Portfolio..........................   31
    Balanced Index Portfolio................................   36
    Lehman Aggregate Bond Index Portfolio...................   43

Notes to Financial Statements...............................   44

Independent Auditors' Report................................   54

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR CARILLON FUND, INC.

                                                           CARILLON FUND, INC.
                                 ANNUAL REPORT - A MESSAGE FROM THE PRESIDENT

We are pleased to send you the Carillon Fund, Inc. (the "Fund") Annual Report for the period ended December 31, 1999. The past year presented us with many challenges, from a strategic business initiative, to the launch of new mutual funds, as well as the continuing challenges of being effective money managers.

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have witnessed sharp drops and significant recoveries, sometimes within the same day or week. After enjoying favorable market conditions for years, investors have had to adjust to significant political and economic developments, both domestic and foreign, that have contributed to quick sentiment swings and market volatility. These developments have been accentuated by the lingering expectation that stock prices are overdue for correction according to several traditional, widely followed indicators. However, in spite of recent market turbulence, the markets continue to flourish, boosted by solid economic growth, low interest rates, low inflation, and an influx of money from investors.

All of these trends serve to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. This is why we think it is a good time to reaffirm one of our primary investment principles: Regardless of short-term market fluctuations, our philosophy has always been that regular investing is the best strategy over the long run.

The past year has been eventful not only because of financial market activity, but also because of the following significant developments:

- James McGlynn joined Carillon Advisers to lead our equity portfolio management effort, and is leading the team that manages the Carillon Equity Fund. James has 20+ years experience in managing equity portfolios and was recently co-portfolio manager of a Morningstar four-star rated value fund.

- Stephen J. Dillenburg joined Carillon Advisers as Director of Marketing from Scudder Kemper Investments. Steve also has 20+ years of experience in the investment field and will be leading our marketing and communication efforts.

- The Fund introduced a number of new mutual funds in 1999 - particularly in the index or "passively managed" arena. These new funds are:

CARILLON S&P MIDCAP 400 INDEX PORTFOLIO - The S&P 400 Index is based on mid cap U.S. stocks;

CARILLON RUSSELL 2000 SMALL CAP INDEX FUND - The Russell 2000 Index is based on small cap stocks;

CARILLON NASDAQ 100 INDEX FUND - The Nasdaq 100 Index consists of the 100 largest and most active non-financial domestic and foreign issues listed on the Nasdaq.

CARILLON LEHMAN AGGREGATE BOND INDEX PORTFOLIO - The Lehman Index consists of U.S. Government and agency securities, investment grade corporate bonds, and mortgage and asset backed-securities; and

CARILLON BALANCED INDEX PORTFOLIO - a fund that consists of 60% S&P 500 Index and 40% Lehman Bond Index.

On the following pages you will find commentary from Carillon's portfolio managers and specific details as to each Fund's portfolio and total return investment performance.

Carillon Advisers maintains a firm commitment to making intelligent investments and taking sensible risks. We know you work hard for your money. As we have since 1984, all of us at Carillon plan to do everything we can to help your fund investments work hard for you.

                                          Sincerely,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   EQUITY PORTFOLIO

MANAGER'S COMMENTS:

The Carillon Equity Portfolio performance in 1999 did not keep pace with the major stock indices. The Portfolio's performance trailed the S&P 500 and Russell 2000 index returns due to the explosive returns in technology in these indexes. For the year, the Carillon Equity Portfolio was up 2.05% versus the S&P 500 up 21.0% and the Russell 2000 up 21.4%.

The gaping valuation disparity between growth equities and value equities hit a crescendo in December-the last trading month of the year. This dichotomy of performance was best exhibited by the various index performances during 1999. The technology dominated Nasdaq index returned 85% - in spite of three interest rate increases - while interest sensitive stocks were down significantly. For example, regional banks were off 18%. As most value managers are more heavily weighted toward the financials and less weighted toward technology, the value managers had a difficult year. Carillon Equity Portfolio was no exception.

Exposure to sectors such as REITs and oil and gas that were overweighted relative to market indices were reduced. The holding of smaller capitalization stocks were also reduced in favor of larger capitalization issues in order to improve the liquidity of the portfolio's holdings. Foreign stocks were also reduced significantly. The above initiatives also led to a reduction in the number of stocks held from over 120 to 60 at the end of the year.

Value stocks carry low price-to-earnings (P/E) ratios, low price-to-sales ratios, low price-to-book values, or a mix of these, plus other value-oriented measures. The last few years have not been kind to value investors because the stock market has been roaring ahead on the strength of the high-growth stocks. But value investing may come back into favor if interest rates start to go up again, or if investors begin to look more for preservation of capital rather than quick upward-moving stocks. Over time, however, value investing has done well.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Carillon Equity Portfolio Average Annual Total Return
                                                                   1-Year                     5-Year  10-Year
                                                                     2.1%                      10.5%    10.3%
Past performance is not predictive of future results.
Separate account expenses are not reflected.
                                                       Russell 2000 Index  Carillon Equity Portfolio
12/89                                                             $10,000                    $10,000
                                                                   $9,106                     $9,592
                                                                   $9,371                     $9,685
                                                                   $9,723                     $9,935
                                                                   $9,393                     $9,549
                                                                  $10,036                    $10,217
                                                                  $10,048                    $10,112
                                                                   $9,596                     $9,779
                                                                   $8,289                     $8,583
                                                                   $7,530                     $7,703
                                                                   $7,060                     $7,369
                                                                   $7,576                     $8,048
12/90                                                              $7,854                     $8,455
                                                                   $8,566                     $9,299
                                                                   $9,507                    $10,211
                                                                  $10,160                    $10,712
                                                                  $10,138                    $10,789
                                                                  $10,596                    $11,396
                                                                   $9,947                    $10,856
                                                                  $10,266                    $11,204
                                                                  $10,642                    $11,466
                                                                  $10,703                    $11,398
                                                                  $10,990                    $11,720
                                                                  $10,479                    $11,447
12/91                                                             $11,283                    $12,307
                                                                  $12,186                    $12,805
                                                                  $12,545                    $13,283
                                                                  $12,103                    $13,043
                                                                  $11,661                    $12,707
                                                                  $11,795                    $12,974
                                                                  $11,204                    $12,648
                                                                  $11,570                    $12,996
                                                                  $11,217                    $12,738
                                                                  $11,462                    $12,867
                                                                  $11,818                    $12,907
                                                                  $12,703                    $13,406
12/92                                                             $13,131                    $13,756
                                                                  $13,552                    $14,066
                                                                  $13,214                    $14,187
                                                                  $13,618                    $14,558
                                                                  $13,230                    $14,238
                                                                  $13,795                    $14,547
                                                                  $13,864                    $14,430
                                                                  $14,049                    $14,398
                                                                  $14,627                    $15,018
                                                                  $15,029                    $15,212
                                                                  $15,399                    $15,588
                                                                  $14,878                    $15,180
12/93                                                             $15,364                    $15,697
                                                                  $15,835                    $16,289
                                                                  $15,776                    $16,224
                                                                  $14,917                    $15,773
                                                                  $15,005                    $15,987
                                                                  $14,811                    $16,088
                                                                  $14,277                    $15,805
                                                                  $14,501                    $15,963
                                                                  $15,288                    $16,719
                                                                  $15,217                    $16,526
                                                                  $15,152                    $16,628
                                                                  $14,512                    $16,108
12/94                                                             $14,875                    $16,234
                                                                  $14,666                    $16,404
                                                                  $15,244                    $16,949
                                                                  $15,493                    $17,207
                                                                  $15,814                    $17,614
                                                                  $16,057                    $18,046
                                                                  $16,852                    $18,453
                                                                  $17,808                    $18,985
                                                                  $18,140                    $19,443
                                                                  $18,441                    $19,840
                                                                  $17,601                    $19,294
                                                                  $18,334                    $19,939
12/95                                                             $18,773                    $20,610
                                                                  $18,738                    $20,810
                                                                  $19,305                    $21,395
                                                                  $19,652                    $21,999
                                                                  $20,693                    $22,638
                                                                  $21,499                    $23,264
                                                                  $20,594                    $23,096
                                                                  $18,775                    $21,890
                                                                  $19,837                    $22,860
                                                                  $20,580                    $23,359
                                                                  $20,235                    $24,030
                                                                  $21,039                    $24,885
12/96                                                             $21,544                    $25,664
                                                                  $21,951                    $26,337
                                                                  $21,392                    $26,073
                                                                  $20,353                    $25,111
                                                                  $20,379                    $24,945
                                                                  $22,623                    $26,858
                                                                  $23,550                    $27,794
                                                                  $24,626                    $29,018
                                                                  $25,158                    $29,563
                                                                  $26,963                    $31,652
                                                                  $25,742                    $30,772
                                                                  $25,543                    $30,621
12/97                                                             $25,965                    $30,940
                                                                  $25,551                    $30,271
                                                                  $27,439                    $31,700
                                                                  $28,559                    $33,877
                                                                  $28,691                    $34,450
                                                                  $27,130                    $32,834
                                                                  $27,176                    $31,932
                                                                  $24,939                    $29,508
                                                                  $20,079                    $23,648
                                                                  $21,602                    $24,691
                                                                  $22,468                    $25,533
                                                                  $23,632                    $25,971
12/98                                                             $25,070                    $26,203
                                                                  $25,396                    $25,956
                                                                  $23,350                    $23,933
                                                                  $23,710                    $24,337
                                                                  $25,831                    $26,530
                                                                  $26,213                    $26,509
                                                                  $27,389                    $27,734
                                                                  $26,634                    $27,755
                                                                  $25,654                    $27,269
                                                                  $25,654                    $26,529
                                                                  $25,763                    $26,550
                                                                  $27,333                    $27,099
12/99                                                             $30,425                    $26,739
December 31, 1989 through December 31, 1999

TOP TEN HOLDINGS
-------------------------------------------------------

1.  MidCap SPDR Trust Unit Series I       6.  SBC Communications, Inc.
2.  S&P 500 Depositary Receipt            7.  Convergys Corporation
3.  Microsoft Corporation                 8.  Conoco, Inc. Class B
4.  International Business Machines       9.  Scana Corporation
5.  Bank of America Corporation          10.  Watson Pharmaceuticals, Inc.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                             EQUITY PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks long-term appreciation of capital by
                                                    investing in primarily common stocks and other
                                                    equity securities with values that are, at
                                                    present, not fully recognized by the market.

STRATEGY:                                           The Equity Portfolio will remain in a highly
                                                    invested position ranging from 86% to 98%. The
                                                    cash position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases as new
                                                    opportunities arise.

INCEPTION:                                          August 15, 1984

MANAGER:                                            James McGlynn

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 1999, the Equity Portfolio had net assets of $124,444,356 and diversified holdings of:

       Common Stocks                                         89.3%
       Short-Term and Other                                  10.7%

As an investor in the Carillon Equity Portfolio, for every $1 you had invested on December 31, 1999, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Energy/Utilities             21.4%
Banking & Financial Service  16.0%
Consumer Nondurable          14.2%
Consumer Cyclical            11.7%
Short-Term & Other           10.7%
Technology                    8.9%
Manufacturing                 5.7%
Transportation                5.2%
Real Estate                   3.5%
Service                       2.2%
Capital Goods                 0.5%

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   BOND PORTFOLIO

MANAGER'S COMMENTS:

The U.S. economy closed 1999 on a strong note and this expansion is on the verge of becoming the longest in the postwar period. At the start of 2000, momentum in the U.S. economy continues to surprise on the upside, and the late 1999 surge in equity wealth will add to demand over the coming quarters. The Federal Reserve and financial markets are concerned that the continued strong growth coupled with tight labor markets will lift inflation despite strong productivity growth. The Fed raised interest rates several times during 1999 while maintaining a restrictive monetary bias most likely resulting in further rates increases in 2000.

For the year ended December 31, 1999, the Carillon Bond Portfolio had a total return of -1.11%, before contract fees and expenses, versus the Lehman Brothers Aggregate Bond Index return of -0.82%. The underperformance for the year is attributed to the over-weighting of corporate bonds relative to mortgage-backed securities which had much better performance in 1999's rising interest rate environment. The fixed income market had a difficult year in 1999, with the sharp increase in interest rates resulting in one of the worst total return performances in the past thirty years.

Looking ahead to 2000, the strategy for the Carillon Bond Portfolio will not change. We will continue to attempt to outperform the bond market through superior individual security selection, sector rotation and relative value analysis. The strategy we have employed has been successful over the last 10 years and we expect it to be successful in the future.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Carillon Bond Portfolio Average Annual Total Return
                                                                            1-Year                   5-Year  10-Year
                                                                             -1.1%                     8.3%     8.5%
Past performance is not predictive of future results.
Separate account expenses are not reflected.
                                                       Lehman Aggregate Bond Index  Carillon Bond Portfolio
12/89                                                                      $10,000                  $10,000
                                                                            $9,881                   $9,970
                                                                            $9,913                  $10,010
                                                                            $9,920                  $10,045
                                                                            $9,828                   $9,943
                                                                           $10,119                  $10,187
                                                                           $10,282                  $10,330
                                                                           $10,424                  $10,454
                                                                           $10,284                  $10,361
                                                                           $10,370                  $10,434
                                                                           $10,501                  $10,539
                                                                           $10,727                  $10,739
12/90                                                                      $10,895                  $10,866
                                                                           $11,030                  $11,005
                                                                           $11,123                  $11,134
                                                                           $11,200                  $11,244
                                                                           $11,321                  $11,387
                                                                           $11,387                  $11,486
                                                                           $11,381                  $11,487
                                                                           $11,539                  $11,667
                                                                           $11,788                  $11,937
                                                                           $12,028                  $12,174
                                                                           $12,161                  $12,335
                                                                           $12,273                  $12,461
12/91                                                                      $12,638                  $12,809
                                                                           $12,466                  $12,704
                                                                           $12,547                  $12,739
                                                                           $12,477                  $12,711
                                                                           $12,566                  $12,819
                                                                           $12,804                  $13,046
                                                                           $12,981                  $13,239
                                                                           $13,245                  $13,483
                                                                           $13,378                  $13,617
                                                                           $13,537                  $13,825
                                                                           $13,357                  $13,589
                                                                           $13,360                  $13,602
12/92                                                                      $13,572                  $13,789
                                                                           $13,833                  $14,080
                                                                           $14,075                  $14,383
                                                                           $14,134                  $14,470
                                                                           $14,233                  $14,587
                                                                           $14,251                  $14,613
                                                                           $14,509                  $14,902
                                                                           $14,592                  $15,008
                                                                           $14,847                  $15,233
                                                                           $14,887                  $15,260
                                                                           $14,943                  $15,381
                                                                           $14,816                  $15,314
12/93                                                                      $14,896                  $15,436
                                                                           $15,097                  $15,722
                                                                           $14,834                  $15,490
                                                                           $14,468                  $15,181
                                                                           $14,352                  $15,038
                                                                           $14,350                  $15,052
                                                                           $14,319                  $15,064
                                                                           $14,559                  $15,196
                                                                           $14,577                  $15,196
                                                                           $14,363                  $15,019
                                                                           $14,350                  $15,004
                                                                           $14,318                  $14,989
12/94                                                                      $14,417                  $15,185
                                                                           $14,702                  $15,472
                                                                           $15,052                  $15,835
                                                                           $15,144                  $15,939
                                                                           $15,356                  $16,171
                                                                           $15,950                  $16,819
                                                                           $16,067                  $16,912
                                                                           $16,032                  $16,975
                                                                           $16,226                  $17,147
                                                                           $16,384                  $17,305
                                                                           $16,597                  $17,559
                                                                           $16,845                  $17,798
12/95                                                                      $17,081                  $18,074
                                                                           $17,194                  $18,335
                                                                           $16,895                  $18,139
                                                                           $16,777                  $18,105
                                                                           $16,683                  $18,055
                                                                           $16,649                  $18,089
                                                                           $16,872                  $18,328
                                                                           $16,918                  $18,380
                                                                           $16,889                  $18,431
                                                                           $17,183                  $18,830
                                                                           $17,565                  $19,162
                                                                           $17,865                  $19,477
12/96                                                                      $17,699                  $19,374
                                                                           $17,754                  $19,480
                                                                           $17,798                  $19,640
                                                                           $17,600                  $19,412
                                                                           $17,864                  $19,611
                                                                           $18,034                  $19,864
                                                                           $18,249                  $20,135
                                                                           $18,741                  $20,723
                                                                           $18,582                  $20,558
                                                                           $18,857                  $20,945
                                                                           $19,131                  $21,151
                                                                           $19,219                  $21,282
12/97                                                                      $19,413                  $21,509
                                                                           $19,661                  $21,852
                                                                           $19,645                  $21,852
                                                                           $19,712                  $22,304
                                                                           $19,815                  $22,422
                                                                           $20,003                  $22,559
                                                                           $20,173                  $22,715
                                                                           $20,215                  $22,794
                                                                           $20,545                  $22,735
                                                                           $21,026                  $23,075
                                                                           $20,914                  $22,548
                                                                           $21,033                  $22,852
12/98                                                                      $21,099                  $22,912
                                                                           $21,249                  $23,035
                                                                           $20,879                  $22,665
                                                                           $20,994                  $23,035
                                                                           $21,061                  $22,933
                                                                           $20,873                  $22,703
                                                                           $20,807                  $22,662
                                                                           $20,718                  $22,598
                                                                           $20,708                  $22,662
                                                                           $20,951                  $22,598
                                                                           $21,028                  $22,555
                                                                           $21,027                  $22,683
12/99                                                                      $20,926                  $22,662
December 31, 1989 through December 31, 1999

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                               BOND PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks a high level of current income, without
                                                    undue risk to principal, by investing primarily in
                                                    long-term, fixed-income, investment-grade
                                                    corporate bonds.

STRATEGY:                                           The Portfolio intends to invest at least 75% of
                                                    the value of its assets in publicly-traded
                                                    straight debt securities which have a rating
                                                    within the four highest grades as rated by a
                                                    national rating agency. Up to 25% of the portfolio
                                                    may be invested in below investment grade
                                                    securities, convertible debt securities,
                                                    convertible preferred and preferred stock, or
                                                    other securities.

INCEPTION:                                          August 15, 1984

MANAGERS:                                           Gary R. Rodmaker and Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 1999, the Bond Portfolio had net assets of $98,427,736 and diversified holdings of:

       Bonds                                                 96.8%
       Short-Term and Other                                   3.2%

As an investor in the Carillon Bond Portfolio, for every $1 you had invested on December 31, 1999, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bond                      50.4%
U.S. Treasuries                     32.9%
Mortgage & Asset-Backed Securities  13.5%
Short-Term & Other                   3.2%

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   S&P 500 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The year ended December 31, 1999 proved to be another excellent year to be invested in the Carillon S&P 500 Index Portfolio. During the period, the S&P Index gained 21.04%, while the Carillon S&P 500 Index Portfolio gained 20.52%, before contract fees and expenses. The Carillon S&P 500 Index Portfolio returned 28.54% in 1998, 32.72% in 1997, and 23.37% in 1996. The combination of low fees, limited transaction costs, and excellent performance continues to attract investors.

The Carillon S&P 500 Index Portfolio continues to be the fastest growing Portfolio in the family of Carillon Funds. During 1999, the portfolio's assets grew from $133.9 million to $284.2 million, an increase of 112%. New money continued to flow into the Portfolio as investors recognized the strong performance the Portfolio has provided since its December 29, 1995 inception. The larger size will continue to drive down the already low expense ratio of the Portfolio.

The primary objective of the S&P 500 Index Portfolio is to produce a return that corresponds to the total return of the S&P 500 Index. The focus of the portfolio managers is to monitor and minimize the difference between the returns of the Portfolio and the underlying S&P 500 Index before fees and expenses. For the period ended December 31, 1999, the difference in returns was .52%. During the same period, the Portfolio incurred approximately .39% in mutual fund fees and expenses.

The Portfolio currently holds all 500 names contained in the Index. The stocks included in the Portfolio are properly weighted by name, sector, and industry in an effort to produce a return that is highly correlated with the return of the S&P 500 Index. Since the Portfolio's inception, it has maintained a correlation in excess of 99% with the S&P 500 Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Carillon S&P 500 Index Portfolio Average Annual Total Return
                                                                     1-Year                   Since Inception
                                                                      20.5%                                    26.2%
Past performance is not predictive of future results.
Separate account expenses are not reflected.
                                                              S&P 500 INDEX  Carillon S&P 500 Index Portfolio
12/31/95                                                            $10,000                           $10,000
1/31/96                                                             $10,340                           $10,400
2/29/96                                                             $10,436                           $10,490
3/31/96                                                             $10,537                           $10,600
4/30/96                                                             $10,692                           $10,740
5/31/96                                                             $10,968                           $11,021
6/30/96                                                             $11,010                           $11,072
7/31/96                                                             $10,523                           $10,598
8/31/96                                                             $10,745                           $10,820
9/30/96                                                             $11,350                           $11,405
10/31/96                                                            $11,663                           $11,739
11/30/96                                                            $12,544                           $12,600
12/31/96                                                            $12,296                           $12,337
1/31/97                                                             $13,064                           $13,110
2/28/97                                                             $13,167                           $13,221
3/31/97                                                             $12,626                           $12,669
4/30/97                                                             $13,379                           $13,421
5/31/97                                                             $14,194                           $14,224
6/30/97                                                             $14,830                           $14,852
7/31/97                                                             $16,010                           $16,040
8/31/97                                                             $15,183                           $15,110
9/30/97                                                             $15,940                           $15,947
10/31/97                                                            $15,408                           $15,419
11/30/97                                                            $16,121                           $16,124
12/31/97                                                            $16,398                           $16,373
1/31/98                                                             $16,579                           $16,712
2/28/98                                                             $17,775                           $17,908
3/31/98                                                             $18,686                           $18,818
4/30/98                                                             $18,874                           $19,013
5/31/98                                                             $18,549                           $18,678
6/30/98                                                             $19,303                           $19,435
7/31/98                                                             $19,097                           $19,240
8/31/98                                                             $16,336                           $16,458
9/30/98                                                             $17,382                           $17,506
10/31/98                                                            $18,796                           $18,930
11/30/98                                                            $19,936                           $20,082
12/31/98                                                            $21,084                           $21,225
1/31/99                                                             $21,966                           $22,097
2/28/99                                                             $21,284                           $21,410
3/31/99                                                             $22,135                           $22,249
4/30/99                                                             $22,992                           $23,228
5/31/99                                                             $22,449                           $22,535
6/30/99                                                             $23,695                           $23,779
7/31/99                                                             $22,955                           $23,261
8/31/99                                                             $22,841                           $22,930
9/30/99                                                             $22,214                           $22,302
10/31/99                                                            $23,617                           $23,713
11/30/99                                                            $24,098                           $24,175
12/31/99                                                            $25,512                           $25,581
December 29, 1995 through December 31, 1999

TOP TEN HOLDINGS
--------------------------------------------------------

1.  Microsoft Corporation                 6.  Intel Corporation.
2.  General Electric Company              7.  Lucent Technologies
3.  Cisco System, Inc.                    8.  International Business Machines
4.  Wal-Mart Stores, Inc.                 9.  Citigroup, Inc.
5.  Exxon Corporation                    10.  American Online, Inc.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                      S&P 500 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of U.S. common stocks, as
                                                    represented by the Standard & Poor's 500 Composite
                                                    Stock Index ("the S&P 500").

STRATEGY:                                           The S&P 500 Index Portfolio will remain fully
                                                    invested in stocks included in the S&P 500 and in
                                                    futures contracts on the Index. The cash position
                                                    will be held in highly liquid money market
                                                    instruments to meet redemptions and to provide
                                                    cash for future stock purchases.

INCEPTION:                                          December 29, 1995

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 1999, the S&P 500 Index Portfolio had net assets of $284,132,085 and diversified holdings of:

       Common Stocks                                         92.6%
       Short-Term, Futures, and Other                         7.4%

As an investor in the Carillon S&P 500 Index Portfolio, for every $1 you had invested on December 31, 1999, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                    24.3%
Consumer Nondurable           16.8%
Banking & Financial Service   12.2%
Consumer Cyclical             12.0%
Utilities                      9.4%
Capital Goods                  7.9%
Short-Term, Futures, & Other   7.4%
Energy                         5.1%
Manufacturing                  2.9%
Service                        1.4%
Transportation                 0.6%

"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Carillon
Fund, Inc. The Product is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   S&P MIDCAP 400 INDEX PORTFOLIO

MANAGER'S COMMENTS:

The S&P MidCap 400 Index Portfolio is one of Carillon's newer index portfolios. With an inception date of May 3, 1999, the Portfolio is off to an excellent start. For the period May 3, 1999 to December 31, 1999, the S&P MidCap 400 Index recorded a gain of 11.79%, while the Carillon S&P MidCap 400 Index Portfolio gained 11.14%, before contract fees and expenses. The Portfolio has been widely accepted, as new assets have been flowing into the Portfolio. The S&P MidCap 400 Index Portfolio was a natural extension of Carillon's successful S&P 500 Index Portfolio that was introduced in 1995. As with the S&P 500 Index Portfolio, the MidCap 400 Portfolio offers a combination of low fees, limited transaction costs, and competitive performance.

The S&P MidCap 400 Index contains common stock of companies that have equity market capitalizations ranging from roughly $1 billion to $14 billion. While smaller than the companies typically found in the S&P 500 Index, these companies offer investors the opportunity for growth, value, and performance. For investors interested in diversification, this Portfolio offers a means by which investors can participate in a sector not typically served by simply investing in an S&P 500 Index fund.

The primary objective of the S&P MidCap 400 Index Portfolio is to produce a return that corresponds to the total return of the S&P MidCap 400 Index. The focus of the portfolio managers is to monitor and minimize the difference between the returns of the underlying S&P MidCap 400 Index and the Carillon S&P MidCap 400 Index Portfolio, before fees and expenses. During the period of May 3, 1999 to December 31, 1999, the difference in returns was .65%. During the same period, the Portfolio incurred approximately .41% (.60% annualized) in mutual fund fees and expenses. The Portfolio currently contains all 400 names held in the Index. The companies are properly weighted by name, sector, and industry to produce a return that is highly correlated with the S&P MidCap 400 Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Carillon S&P MidCap 400 Index Portfolio Total Return
                                                                      Since Inception
                                                                               11.14%
Past performance is not predictive of future results.
Separate account expenses are not reflected.
                                                       Carillon MidCap 400 Index Fund  S&P MidCap 400 Index
Apr-99                                                                        $10,000               $10,000
May-99                                                                         $9,930               $10,043
Jun-99                                                                        $10,430               $10,581
Jul-99                                                                        $10,180               $10,356
Aug-99                                                                         $9,830               $10,001
Sep-99                                                                         $9,500                $9,693
Oct-99                                                                         $9,960               $10,186
Nov-99                                                                        $10,480               $10,721
Dec-99                                                                        $11,114               $11,358
May 3, 1999 through December 31, 1999

TOP TEN HOLDINGS
-------------------------------------------------------

1.  MidCap SPDR Trust Unit Series I       6.  Intuit, Inc.
2.  Veritas Software, Inc.                7.  Medimmune, Inc.
3.  Siebel Systems, Inc.                  8.  Linear Technology Corporation
4.  Biogen, Inc.                          9.  Univision Communications, Inc.
5.  Maxim Integrated Products, Inc.      10.  Altera Corporation

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                               S&P MIDCAP 400 INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of U.S. common stocks, as
                                                    represented by the Standard & Poor's MidCap 400
                                                    Composite Stock Index ("the S&P 400").

STRATEGY:                                           The S&P MidCap 400 Index Portfolio will remain
                                                    fully invested in stocks included in the S&P 400
                                                    and in futures contracts on the Index. The cash
                                                    position will be held in highly liquid money
                                                    market instruments to meet redemptions and to
                                                    provide cash for future stock purchases.

INCEPTION:                                          May 3, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 1999, the S&P 400 MidCap Index Portfolio had net assets of $23,963,372 and diversified holdings of:

       Common Stocks                                         63.1%
       Short-Term, Futures, and Other                        36.9%

As an investor in the Carillon S&P MidCap 400 Index Portfolio, for every $1 you had invested on December 31, 1999, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures, & Other   36.9%
Technology                     16.6%
consumer Nondurable            12.5%
Banking & Financial Service     7.5%
Utilities                       6.6%
Consumer Cyclical               5.5%
Capital Goods                   4.0%
Manufacturing                   3.6%
Energy                          3.5%
Service                         1.9%
Transportation                  1.4%

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   BALANCED INDEX PORTFOLIO

MANAGER'S COMMENTS:

The Balanced Index Portfolio is one of the newer editions to the Carillon Fund family of index portfolios. With an inception date of May 3, 1999, the Portfolio is off to an excellent start. For the period, May 3, 1999 to December 31, 1999, the underlying Balanced Index recorded a gain of 5.36%, while the Carillon Balanced Index Portfolio gained 5.31%, before contract fees and expenses. The Balanced Index Portfolio was a logical extension of the successful S&P 500 Index Portfolio that was launched by Carillon in 1995. As with the S&P 500 Index Portfolio, the Balanced Index Portfolio offers a combination of low fees, limited transaction costs, and competitive performance.

The Balanced Index Portfolio is designed to hold a combination of stocks and bonds in a constant ratio of approximately 60% stocks and 40% bonds (the "Balanced Index"). The stock portion will be indexed to the S&P 500 Index, and the bond portion of the portfolio will be indexed to the Lehman Brothers Aggregate Bond Index. The Portfolio is monitored daily to ensure that its return is properly tracking the index and that the weighting of individual securities and industries is appropriate. The portfolio is rebalanced as needed.

The primary objective of the Carillon Balanced Index Portfolio is to produce a return that corresponds to the total return of the underlying Balanced Index. The portfolio managers' primary focus is to monitor and minimize the difference in returns between the Portfolio and the Index before fees and expenses. For the period of May 3, 1999 to December 31, 1999, the difference in returns was .05%. During the same period, the Portfolio incurred approximately .31% (.47% annualized) in mutual fund fees and expenses. The stocks and bonds held in the portfolio are properly weighted by name, industry, and sector to produce the desired results. Since inception, the Portfolio has maintained a correlation in excess of 99% with the underlying Balanced Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Carillon Balanced Index Portfolio Total Return
                                                         Since Inception
                                                                    5.3%
Past performance is not predictive of future results.
Separate account expenses are not reflected.
                                                       Carillon Balanced      S&P 500  Lehman Aggregate
                                                         Index Portfolio  Stock Index        Bond Index
4/30/99                                                          $10,000      $10,000           $10,000
5/31/99                                                           $9,740       $9,764            $9,911
6/30/99                                                          $10,050      $10,301            $9,879
7/31/99                                                           $9,840       $9,979            $9,837
8/31/99                                                           $9,810       $9,930            $9,832
9/30/99                                                           $9,690       $9,658            $9,948
10/31/99                                                         $10,076      $10,269            $9,985
11/30/99                                                         $10,197      $10,478            $9,984
12/31/99                                                         $10,531      $11,095            $9,936
May 3, 1999 through December 31, 1999

TOP TEN EQUITY HOLDINGS
-------------------------------------------------------

1.  Microsoft Corporation                 6.  Intel Corporation.
2.  General Electric Company              7.  Lucent Technologies
3.  Cisco Systems, Inc.                   8.  International Business Machines
4.  Wal-Mart Stores, Inc.                 9.  Citigroup, Inc.
5.  Exxon Corporation                    10.  American Online, Inc.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                     BALANCED INDEX PORTFOLIO

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results, with respect to 60% of
                                                    its assets, that correspond to the total return of
                                                    U.S. common stocks, as represented by the S&P 500
                                                    Index and, with respect to 40% of its assets, that
                                                    correspond to the total return performance of
                                                    investment grade bonds, as represented by the
                                                    Lehman Brothers Aggregate Bond Index.

STRATEGY:                                           The Balanced Index Portfolio will invest
                                                    approximately 60% of its net assets in a portfolio
                                                    of stocks included in the S&P 500 and in futures
                                                    of the Index and approximately 40% of its net
                                                    assets in a portfolio of investment grade bonds
                                                    designed to track the Lehman Aggregate Bond Index.

INCEPTION:                                          May 3, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 1999, the Balanced Index Portfolio had net assets of $55,707,916 and diversified holdings of:

       Common Stocks                                         57.2%
       Bonds and Notes                                       37.6%
       Short-Term and Other                                   5.2%

As an investor in the Carillon Balanced Index Portfolio, for every $1 you had invested on December 31, 1999, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                 57.2%
Mortgage-Backed Securities  14.4%
Treasuries & Agency Notes   12.3%
Corporate Bonds             10.9%
Short-Term & Other           5.2%

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   LEHMAN AGGREGATE BOND INDEX

MANAGER'S COMMENTS:

The Carillon Lehman Aggregate Bond Index Portfolio is one of the newer editions to Carillon's family of Index Portfolios. The Carillon Lehman Aggregate Bond Index Portfolio was a natural extension of the already successful family of index funds currently offered by Carillon. With an inception date of June 30, 1999, the Portfolio is off to an excellent start. For the period, June 30, 1999 to December 31, 1999, the Lehman Aggregate Bond Index returned .56%, while the Carillon Lehman Aggregate Bond Index Portfolio gained .47%.

The Carillon Lehman Aggregate Bond Index Portfolio was designed to replicate the total return of the Lehman Aggregate Bond Index. The Lehman Aggregate Bond Index is a broadly diversified, high-quality composite of intermediate-term U.S. Treasury bonds, mortgage-backed bonds, and corporate bonds.

The primary objective of the portfolio manager is to produce a return that corresponds to the total return of the Lehman Aggregate Bond Index. The focus of the portfolio manager is to monitor and minimize the difference between the return of the Carillon Lehman Aggregate Bond Index Portfolio and the underlying Lehman Aggregate Bond Index. For the period, June 30, 1999 to December 31, 1999, the difference in returns was .09%, which is excellent given that the Portfolio incurred approximately .28% (.56% annualized) in mutual fund fees and expenses.

The bonds held in the Portfolio are properly weighted by sector in an effort to produce a return that is highly correlated with the Lehman Aggregate Bond Index.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Carillon Lehman Aggregate Bond Portfolio Total Return
                                                                      Since Inception
                                                                                 0.5%
Past performance is not predictive of future results.
Separate account expenses are not reflected.
                                                                      Carillon Lehman  Lehman Aggregate
                                                       Aggregate Bond Index Portfolio        Bond Index
6/30/99                                                                       $10,000           $10,000
7/31/99                                                                       $10,000            $9,958
8/31/99                                                                        $9,950            $9,952
9/30/99                                                                       $10,070           $10,069
10/31/99                                                                      $10,070           $10,106
11/30/99                                                                      $10,098           $10,106
12/31/99                                                                      $10,098           $10,057
June 30, 1999 through December 31, 1999

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                  LEHMAN AGGREGATE BOND INDEX

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:                                          Seeks investment results that correspond to the
                                                    total return performance of the bond market, as
                                                    represented by the Lehman Brothers Aggregate Bond
                                                    Index.

STRATEGY:                                           The Lehman Aggregate Bond Index Portfolio will
                                                    invest at least 80% of the value of its assets in
                                                    obligations issued or guaranteed by the U.S.
                                                    Government, publicly-traded debt securities rated
                                                    BBB- or BAA3 or higher by a national rating
                                                    agency, or cash and cash equivalents. Up to 20% of
                                                    the Portfolio's total assets may be invested in
                                                    financial futures or options contracts. The
                                                    Portfolio will not purchase bonds rated below
                                                    investment grade.

INCEPTION:                                          June 30, 1999

MANAGERS:                                           Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On December 31, 1999 the Lehman Aggregate Bond Index Portfolio had net assets of $15,329,919 and diversified holdings of:

       Bonds                                                 97.6%
       Short-Term and Other                                   2.4%

As an investor in the Carillon Lehman Aggregate Bond Index Portfolio, for every $1 you had invested on December 31, 1999, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Mortgage & Asset-Backed Securities  36.9%
Treasuries & Agency Notes           40.3%
Corporate Bonds                     20.4%
Short-Term & Other                   2.4%

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                  EQUITY        BOND      S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO         PORTFOLIO
                                               ------------  -----------  -------------  --------------------
ASSETS
  Investments in securities, at value (cost
    $117,983,514; $102,150,381; $212,828,461;
    $22,858,671)                               $121,761,182  $96,867,215  $283,095,748       $23,884,387
  Cash                                            1,028,346           --       245,948            30,586

  Receivables:
    Shares sold                                      21,904          423       362,891           141,278
    Securities sold                               1,941,766           --       158,191                --
    Interest and dividends                          144,881    1,886,486       326,280            21,523
  Variation margin                                       --           --        46,750            50,400
  Prepaid expenses and other                         21,192        9,335         9,450               707
                                               ------------  -----------  ------------       -----------
                                                124,919,271   98,763,459   284,245,258        24,128,881
                                               ------------  -----------  ------------       -----------
LIABILITIES
  Payables:
    Investment securities purchased                 350,600           --            --                --
    Shares redeemed                                  31,779      132,201           348           146,945
    Investment advisory fees                         66,945       40,550        68,045             2,539
    Custodian and portfolio
      accounting fees                                11,351        7,289         8,602             2,752
    Professional fees                                12,320       12,519        13,609            12,397
    Other accrued expenses                            1,920        1,803        22,569               876
    Deferred directors' compensation                     --      141,361            --                --
                                               ------------  -----------  ------------       -----------
                                                    474,915      335,723       113,173           165,509
                                               ------------  -----------  ------------       -----------
NET ASSETS
  Paid-in capital                               136,005,906  103,016,838   211,762,698        21,744,598
  Undistributed net investment income               152,655    1,076,167       422,075            73,642
  Accumulated net realized gain / (loss) on
    investments and futures contracts           (15,491,873)    (382,103)    1,153,950            54,716
  Net unrealized appreciation /
     (depreciation) on investments and
    futures contracts                             3,777,668   (5,283,166)   70,793,362         2,090,416
                                               ------------  -----------  ------------       -----------
                                               $124,444,356  $98,427,736  $284,132,085       $23,963,372
                                               ============  ===========  ============       ===========
Shares authorized ($.10) par value               40,000,000   30,000,000    30,000,000        20,000,000

Shares outstanding                                9,864,734    9,497,171    12,290,004         2,171,259

Net asset value, offering and redemption
  price per share                                    $12.62       $10.36        $23.12            $11.04

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                         STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

                                          BALANCED INDEX  LEHMAN AGGREGATE BOND
                                            PORTFOLIO        INDEX PORTFOLIO
                                          --------------  ---------------------
ASSETS
  Investments in securities, at value
     (cost $52,932,437; $15,461,461)       $55,072,783         $15,109,051
  Cash                                         286,322                  --

  Receivables:
    Shares sold                                     --               1,533
    Securities sold                             21,572                  --
    Interest and dividends                     362,508             239,912
  Variation margin                               4,250                  --
  Prepaid expenses and other                     1,092                 206
                                           -----------         -----------
                                            55,748,527          15,350,702
                                           -----------         -----------
LIABILITIES
  Payables:
    Investment securities purchased                 --                  --
    Shares redeemed                             11,194                 564
    Investment advisory fees                     9,982               3,920
    Custodian and portfolio accounting
       fees                                      4,234               2,001
    Professional fees                           12,395              13,488
    Other accrued expenses                       2,806                 810
    Deferred directors' compensation                --                  --
                                           -----------         -----------
                                                40,611              20,783
                                           -----------         -----------
NET ASSETS
  Paid-in capital                           54,133,169          15,595,910
  Undistributed net investment income          386,128             126,945
  Accumulated net realized gain / (loss)
     on investments and futures
     contracts                              (1,003,027)            (40,526)
  Net unrealized
     appreciation / (depreciation) on
     investments and futures contracts       2,191,646            (352,410)
                                           -----------         -----------
                                           $55,707,916         $15,329,919
                                           ===========         ===========
Shares authorized ($.10) par value          20,000,000          20,000,000

Shares outstanding                           5,351,487           1,561,278

Net asset value, offering and redemption
   price per share                              $10.41               $9.82

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999

                                   EQUITY        BOND      S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                 PORTFOLIO     PORTFOLIO     PORTFOLIO         PORTFOLIO
                                ------------  -----------  -------------  --------------------
INVESTMENT INCOME
  Interest                      $    273,980  $ 7,844,702   $   551,258        $  204,182
  Dividends (net of foreign
    withholding taxes of
    $66,850; $0; $38,219; $0)      2,037,883           --     2,588,328           112,906
                                ------------  -----------   -----------        ----------
                                   2,311,863    7,844,702     3,139,586           317,088
                                ------------  -----------   -----------        ----------
EXPENSES
  Investment advisory fees         1,025,375      514,217       632,729            41,235
  Custodian fees and expenses         42,087       26,969        65,041             9,948
  Portfolio accounting fees           37,005       53,137        54,348            20,149
  Professional fees                   15,606       13,833        15,956            15,649
  Director's fees                     12,092       11,770        13,795             7,122
  Transfer agent fees                  6,994        6,815         6,663             2,158
  Other                               33,320       27,252        27,831               849
                                ------------  -----------   -----------        ----------
                                   1,172,479      653,993       816,363            97,110
  Expense reimbursement                   --           --            --           (12,912)
                                ------------  -----------   -----------        ----------
                                   1,172,479      653,993       816,363            84,198
                                ------------  -----------   -----------        ----------
NET INVESTMENT INCOME              1,139,384    7,190,709     2,323,223           232,890
                                ------------  -----------   -----------        ----------

REALIZED AND UNREALIZED
  GAIN / (LOSS)
  Net realized gain / (loss)
    on investments               (15,155,238)      69,654        58,334           520,589
  Net realized gain / (loss)
    on futures contracts                  --           --     1,260,613          (465,873)
                                ------------  -----------   -----------        ----------
                                 (15,155,238)      69,654     1,318,947            54,716
                                ------------  -----------   -----------        ----------

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments, futures
    contracts, and translation
    of assets and liabilities
    in foreign currencies         15,500,859   (8,498,194)   37,850,127         2,090,416
                                ------------  -----------   -----------        ----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                      345,621   (8,428,540)   39,169,074         2,145,132
                                ------------  -----------   -----------        ----------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $  1,485,005  $(1,237,831)  $41,492,297        $2,378,022
                                ============  ===========   ===========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                     STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999

                                          BALANCED INDEX  LEHMAN AGGREGATE BOND
                                            PORTFOLIO        INDEX PORTFOLIO
                                          --------------  ---------------------
INVESTMENT INCOME
  Interest                                 $   942,872          $ 525,582
  Dividends (net of foreign withholding
     taxes of $2,929; $0)                      265,876                 --
                                           -----------          ---------
                                             1,208,748            525,582
                                           -----------          ---------
EXPENSES
  Investment advisory fees                     106,499             25,344
  Custodian fees and expenses                   20,699              2,428
  Portfolio accounting fees                     23,946             10,510
  Professional fees                             15,665             15,648
  Director's fees                                7,124              4,895
  Transfer agent fees                            1,834                945
  Other                                          3,417                480
                                           -----------          ---------
                                               179,184             60,250
  Expense reimbursement                        (13,736)           (12,692)
                                           -----------          ---------
                                               165,448             47,558
                                           -----------          ---------
NET INVESTMENT INCOME                        1,043,300            478,024
                                           -----------          ---------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on
     investments                            (1,230,497)           (40,526)
  Net realized gain / (loss) on futures
     contracts                                 227,470                 --
                                           -----------          ---------
                                            (1,003,027)           (40,526)
                                           -----------          ---------

  Net change in unrealized appreciation
     / (depreciation) on investments,
     futures contracts, and translation
     of assets and liabilities in
     foreign currencies                      2,191,646           (352,410)
                                           -----------          ---------

NET REALIZED AND UNREALIZED GAIN /
   (LOSS)                                    1,188,619           (392,936)
                                           -----------          ---------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $ 2,231,919          $  85,088
                                           ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   STATEMENTS OF CHANGES IN NET ASSETS

                           EQUITY PORTFOLIO                      BOND PORTFOLIO
                           ------------------------------------  ------------------------------------
                                 Year Ended December 31,               Year Ended December 31,
                           ------------------------------------  ------------------------------------
                                 1999               1998               1999               1998
                           -----------------  -----------------  -----------------  -----------------
OPERATIONS
  Net investment income      $   1,139,384      $  4,315,972       $  7,190,709       $  8,002,882
  Net realized gain /
     (loss) on
     investments and
     futures                   (15,155,238)       29,356,244             69,654           (382,978)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies         15,500,859       (82,894,401)        (8,498,194)          (644,567)
                             -------------      ------------       ------------       ------------
                                 1,485,005       (49,222,185)        (1,237,831)         6,975,337
                             -------------      ------------       ------------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income         (1,534,834)       (3,999,567)        (6,544,239)        (7,895,961)
  Net realized gain            (29,666,177)      (43,531,579)                --         (1,121,637)
                             -------------      ------------       ------------       ------------
                               (31,201,011)      (47,531,146)        (6,544,239)        (9,017,598)
                             -------------      ------------       ------------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        4,114,679        27,909,508         23,415,382         50,015,086
  Reinvestment of
     distributions              31,201,011        47,531,146          6,544,239          9,017,598
  Payments for shares
     redeemed                 (129,938,136)      (65,531,975)       (37,512,126)       (43,120,208)
                             -------------      ------------       ------------       ------------
                               (94,622,446)        9,908,679         (7,552,505)        15,912,476
                             -------------      ------------       ------------       ------------
NET INCREASE (DECREASE)
   IN NET ASSETS              (124,338,452)      (86,844,652)       (15,334,575)        13,870,215

NET ASSETS
  Beginning of year            248,782,808       335,627,460        113,762,311         99,892,096
                             -------------      ------------       ------------       ------------
  End of year                $ 124,444,356      $248,782,808       $ 98,427,736       $113,762,311
                             =============      ============       ============       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME         $     152,655      $    548,105       $  1,076,167       $    382,160
                             =============      ============       ============       ============
FUND SHARE TRANSACTIONS
  Sold                             305,666         1,482,774          2,160,763          4,379,828
  Reinvestment of
     distributions               2,727,392         2,544,159            615,367            799,240
  Redeemed                      (9,872,069)       (3,814,089)        (3,498,330)        (3,811,138)
                             -------------      ------------       ------------       ------------
    Net increase
       (decrease) from
       fund share
       transactions             (6,839,011)          212,844           (722,200)         1,367,930
                             =============      ============       ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                          STATEMENTS OF CHANGES IN NET ASSETS

                           S&P 500 INDEX                         S&P MIDCAP 400 INDEX
                           PORTFOLIO                             PORTFOLIO
                           ------------------------------------  ------------------------
                                                                 Period from May 3, 1999
                                 Year Ended December 31,           to December 31, 1999
                           ------------------------------------  ------------------------
                                 1999               1998
                           -----------------  -----------------
OPERATIONS
  Net investment income      $  2,323,223       $  1,144,225           $    232,890
  Net realized gain /
     (loss) on
     investments and
     futures                    1,318,947          1,188,196                 54,716
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies        37,850,127         20,913,178              2,090,416
                             ------------       ------------           ------------
                               41,492,297         23,245,599              2,378,022
                             ------------       ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income        (1,983,080)        (1,101,958)              (159,248)
  Net realized gain            (1,193,873)        (1,947,719)                    --
                             ------------       ------------           ------------
                               (3,176,953)        (3,049,677)              (159,248)
                             ------------       ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                     128,095,131         58,542,452             33,292,532
  Reinvestment of
     distributions              3,176,953          3,049,677                159,248
  Payments for shares
     redeemed                 (16,800,128)        (6,037,935)           (11,707,182)
                             ------------       ------------           ------------
                              114,471,956         55,554,194             21,744,598
                             ------------       ------------           ------------
NET INCREASE (DECREASE)
   IN NET ASSETS              152,787,300         75,750,116             23,963,372

NET ASSETS
  Beginning of year           131,344,785         55,594,669                     --
                             ------------       ------------           ------------
  End of year                $284,132,085       $131,344,785           $ 23,963,372
                             ============       ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME         $    442,075       $     81,932           $     73,642
                             ============       ============           ============
FUND SHARE TRANSACTIONS
  Sold                          6,182,960          3,377,397              3,297,454
  Reinvestment of
     distributions                152,279            175,601                 15,195
  Redeemed                       (783,304)          (345,887)            (1,141,390)
                             ------------       ------------           ------------
    Net increase
       (decrease) from
       fund share
       transactions             5,551,935          3,207,111              2,171,259
                             ============       ============           ============

                           BALANCED INDEX           LEHMAN AGGREGATE BOND
                           PORTFOLIO                INDEX PORTFOLIO
                           -----------------------  -------------------------
                           Period from May 3, 1999  Period from June 30, 1999
                            to December 31, 1999      to December 31, 1999
                           -----------------------  -------------------------

OPERATIONS
  Net investment income         $  1,043,300               $   478,024
  Net realized gain /
     (loss) on
     investments and
     futures                      (1,003,027)                  (40,526)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     translation of
     assets and
     liabilities in
     foreign currencies            2,191,646                  (352,410)
                                ------------               -----------
                                   2,231,919                    85,088
                                ------------               -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income             (657,172)                 (351,079)
  Net realized gain                       --                        --
                                ------------               -----------
                                    (657,172)                 (351,079)
                                ------------               -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         98,304,751                18,759,494
  Reinvestment of
     distributions                   657,172                   351,079
  Payments for shares
     redeemed                    (44,828,754)               (3,514,663)
                                ------------               -----------
                                  54,133,169                15,595,910
                                ------------               -----------
NET INCREASE (DECREASE)
   IN NET ASSETS                  55,707,916                15,329,919
NET ASSETS
  Beginning of year                       --                        --
                                ------------               -----------
  End of year                   $ 55,707,916               $15,329,919
                                ============               ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME            $    386,128               $   126,945
                                ============               ===========
FUND SHARE TRANSACTIONS
  Sold                             9,807,128                 1,876,067
  Reinvestment of
     distributions                    69,542                    35,284
  Redeemed                        (4,525,183)                 (350,073)
                                ------------               -----------
    Net increase
       (decrease) from
       fund share
       transactions                5,351,487                 1,561,278
                                ============               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                                   EQUITY PORTFOLIO

DECEMBER 31, 1999

COMMON STOCKS - 89.28%

                                             SHARES        VALUE

                                               -----------------
BANKING &
FINANCIAL SERVICE - 16.00%
  Banc One Corporation                       65,000  $ 2,084,062
  Banco Latinoamericano De
     Exportanciones Sponsored ADR            75,000    1,762,500
  Bank of America Corporation                60,000    3,011,250
  Charter One Financial, Incorporated       110,085    2,105,375
  Chase Manhattan, N.A.                      15,000    1,165,312
  Fannie Mae                                 30,000    1,873,125
  Federal Home Loan Mortgage Corporation     30,000    1,411,875
  First Union Corporation                    70,000    2,296,875
  Golden State Bancorp*                     100,000    1,725,000
  Jefferies Group, Incorporated              27,800      611,600
  Raymond James Financial Corporation       100,000    1,868,750
                                                     -----------
                                                      19,915,724
                                                     -----------
CAPITAL GOODS - .47%
  LSI Industries, Incorporated               26,900      581,712
                                                     -----------

CONSUMER CYCLICAL - 11.68%
  Ford Motor Company                         50,000    2,671,875
  Dayton Hudson Corporation                  20,000    1,468,750
  General Motors Corporation                 23,000    1,671,812
  Media General, Incorporated Class A        40,000    2,080,000
  National RV Holdings, Incorporated*        29,100      560,175
  Stanley Furniture Company*                130,700    2,401,612
  Strattec Security Corporation*             56,000    1,813,000
  Toll Brothers, Incorporated*              100,000    1,862,500
                                                     -----------
                                                      14,529,724
                                                     -----------
CONSUMER NON-DURABLE - 14.20%
  General Mills, Incorporated                60,000    2,145,000
  H. J. Heinz Company                        35,000    1,393,438
  Invacare Corporation                      117,000    2,347,313
  PepsiCo, Incorporated                      50,000    1,762,500
  Pharmacia & Upjohn, Incorporated           30,000    1,350,000
  Sara Lee Corporation                       65,000    1,434,063
  SPX Corporation*                           30,000    2,424,375
  TRICON Global Restaurants*                 55,000    2,124,375
  Watson Pharmaceuticals, Incorporated*      75,000    2,685,938
                                                     -----------
                                                      17,667,002
                                                     -----------
ENERGY - 7.75%
  Coastal Corporation                        30,000    1,063,125
  Conoco, Incorporated Class B              110,000    2,736,250
  Houston Exploration Company*               86,500    1,713,781
  Newfield Exploration Company*              40,000    1,070,000
  Pride International, Incorporated         100,000    1,462,500
                                             SHARES        VALUE

                                               -----------------
ENERGY - 7.75% (CONTINUED)
  Union Pacific Resources Group             125,000  $ 1,593,750
                                                     -----------
                                                       9,639,406
                                                     -----------
MANUFACTURING - 5.66%
  Cytec, Incorporated*                       90,000    2,081,250
  D.R. Horton, Incorporated                 190,000    2,624,375
  ITT Industries, Incorporated               70,000    2,340,625
                                                     -----------
                                                       7,046,250
                                                     -----------
REAL ESTATE - 3.54%
  Chicago Title Corporation                  32,800    1,517,000
  FelCor Lodging Trust, Incorporated        100,000    1,750,000
  Hospitality Properties Trust               60,000    1,143,750
                                                     -----------
                                                       4,410,750
                                                     -----------
SERVICE - 2.22%
  Convergys Corporation*                     90,000    2,767,500
                                                     -----------
TECHNOLOGY - 8.95%
  Intel Corporation                          30,000    2,469,375
  Cisco Systems, Incorporated*               20,000    2,142,500
  International Business Machines
     Corporation                             28,000    3,024,000
  Microsoft Corporation*                     30,000    3,502,500
                                                     -----------
                                                      11,138,375
                                                     -----------
TRANSPORTATION - 5.18%
  America West Holdings Corporation
     Class B*                                90,000    1,867,500
  AMR Corporation*                           20,000    1,340,000
  Delta Air Lines, Incorporated              30,000    1,494,375
  Whitman Corporation                       130,000    1,746,875
                                                     -----------
                                                       6,448,750
                                                     -----------
UTILITIES - 13.63%
  Alliant Energy Corporation                 25,000      687,500
  Avista Corporation                         79,000    1,219,563
  Bell Atlantic Corporation                  40,000    2,462,500
  Bell South Corporation                     53,200    2,490,425
  GTE Corporation                            35,000    2,469,688
  Niagara Mohawk Holdings, Incorporated*    145,000    2,020,938
  SBC Communications, Incorporated           60,000    2,925,000
  Scana Corporation                         100,000    2,687,500
                                                     -----------
                                                      16,963,114
                                                     -----------
    Total Common Stocks
       (cost $108,315,886)                           111,108,307
                                                     -----------

UNIT INVESTMENT TRUST - 8.56%
  MidCap SPDR Trust Unit Series I            77,000    6,246,625

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                                   EQUITY PORTFOLIO

                                             SHARES        VALUE

                                               -----------------
UNIT INVESTMENT TRUST - 8.56%
(CONTINUED)
  S&P 500 Depositary Receipt                 30,000  $ 4,406,250
                                                     -----------
    Total Unit Investment Trust
       (cost $9,667,628)                              10,652,875
                                                     -----------
TOTAL INVESTMENTS - 97.84%
   (cost $117,983,514)(1)                            121,761,182
                                                     -----------
OTHER ASSETS AND LIABILITIES - 2.16%                   2,683,174
                                                     -----------
TOTAL NET ASSETS - 100%                              $124,444,356
                                                     ===========

----------

 *   Non-income producing
(ADR) American Depository Receipt
(1) Represents cost for Federal income tax purposes. Gross unrealized appreciation and depreciation of securities at December 31,1999 for financial reporting purposes was $11,105,310 and ($7,538,152).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

DECEMBER 31, 1999

U.S. TREASURY OBLIGATIONS - 32.87%

                                          PRINCIPAL       VALUE

                                            -------------------
U.S. TREASURY NOTES & BONDS - 32.87%
  7.750% due 02/15/01                     $5,000,000 $5,085,940
  0.000% due 08/15/02                     2,000,000   1,700,338
  5.875% due 11/15/05                     6,000,000   5,825,628
  5.625% due 02/15/06                     5,000,000   4,784,375
  7.000% due 07/15/06                     2,000,000   2,048,750
  6.500% due 10/15/06                     6,000,000   5,983,128
  6.625% due 05/15/07                     5,000,000   5,020,315
  6.125% due 08/15/29                     2,000,000   1,906,876
                                                     ----------
    Total U.S. Treasury Obligations
       (cost $33,552,586)                            32,355,350
                                                     ----------

MORTGAGE-BACKED SECURITIES - 1.26%

FEDERAL HOME LOAN
MORTGAGE CORPORATION - .34%
  7.500% due 02/01/02                        11,544      11,586
  9.500% due 04/01/05                        21,799      22,566
  7.500% due 06/01/07                        54,783      54,743
  11.000% due 05/01/10                          979       1,026
  12.500% due 08/01/10                        7,648       8,353
  8.000% due 11/01/16                        22,971      23,193
  9.500% due 02/01/18                        31,040      32,690
  6.500% due 07/01/23                       192,554     183,671
                                                     ----------
                                                        337,828
                                                     ----------
FEDERAL NATIONAL
MORTGAGE ASSOCIATION - .86%
  12.000% due 04/01/00                          886         901
  9.000% due 08/01/01                        11,088      11,292
  8.500% due 01/01/02                         9,918      10,177
  10.500% due 06/01/04                        5,539       5,759
  10.500% due 05/01/05                      133,418     138,694
  6.500% due 06/01/08                       592,511     580,424
  8.000% due 08/01/17                        97,821      99,069
                                                     ----------
                                                        846,316
                                                     ----------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION - .06%
  9.000% due 05/15/20                        56,689      59,471
                                                     ----------
    Total Mortgage-backed Securities
       (cost $1,245,367)                              1,243,615
                                                     ----------
                                          PRINCIPAL       VALUE

                                            -------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.07%
FEDERAL HOME LOAN
MORTGAGE CORPORATION - 1.29%
  59 E (8.900% due 11/15/20)              $ 487,165  $  499,399
  106 G (8.250% due 12/15/20)               758,778     771,462
                                                     ----------
                                                      1,270,861
                                                     ----------
FEDERAL NATIONAL
MORTGAGE ASSOCIATION - .08%
  1988-30 D (9.500% due 12/25/18)            73,313      76,338
                                                     ----------

PRIVATE SECTOR - 3.70%
  Securitized Asset Sales, Inc. 1993-2
     B2
     (6.500% due 07/25/08)                  221,947     213,484
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                  230,974     182,239
  Country Wide Mortgage-Backed
     Securities, Inc. 1994 - 8B1
     (6.000% due 03/01/09)                  689,032     649,558
  Capstead Mortgage Securities Corp.
     C - 4
     (10.950% due 02/01/14)                  90,454      90,455
  Boams 99-3 B3
     (6.250% due 05/25/14)                  942,744     827,164
  NSCOR 1996 - 5 B1
     (8.000% due 11/25/26)                1,617,510   1,600,332
  MSC (1998 - 1) PO
     (0.000% due 03/25/28)                  112,724      77,824
                                                     ----------
                                                      3,641,056
                                                     ----------
    Total Collateralized Mortgage
       Obligations
       (cost $5,012,535)                              4,988,255
                                                     ----------
ASSET-BACKED SECURITIES - 7.14%

COMMERCIAL MORTGAGE-
BACKED SECURITIES - 5.26%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                2,609,885   2,208,615
  NMFC 98-4 B3
     (6.250% due 10/25/2028)              1,356,843   1,123,969
  Paine Webber Mortgage
     Acceptance 96 M1 E
     (7.655% due 01/02/12)                2,000,000   1,840,000
                                                     ----------
                                                      5,172,584
                                                     ----------
HOME EQUITY - 1.88%
  Ditech Home Loan Owner Trust
     (7.250% due 06/15/21)                2,000,000   1,855,620
                                                     ----------
    Total Asset-backed Securities
       (cost $7,768,030)                              7,028,204
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO

                                          PRINCIPAL       VALUE

                                            -------------------
CORPORATE BONDS
AND NOTES - 50.42%

AIR TRANSPORTATION - 1.84%
  Continental Airlines
     (7.820% due 10/15/13)                $ 911,413  $  903,439
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                 876,923     912,763
                                                     ----------
                                                      1,816,202
                                                     ----------
BANK, BANK HOLDING
COMPANIES, & OTHER
BANK SERVICES - 10.71%
  Ahmanson Capital Trust
     (8.360% due 12/01/26)                1,500,000   1,418,686
  Banc Tec Inc.
     (7.500% due 06/01/08)                1,500,000   1,348,568
  Erac USA Finance
     (7.950% due 12/15/09)                1,000,000     990,873
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                1,000,000     900,678
  GS Escrow Corp.
     (6.750% due 08/01/01)                  300,000     289,151
  GS Escrow Corp.
     (7.000% due 08/01/03)                1,000,000     925,226
  Household Finance Corp.
     (7.200% due 07/15/06)                1,500,000   1,474,046
  Lodgian Finance Corp.
     (12.250% due 07/15/09)               1,000,000     990,000
  NationsBank Corp.
     (7.625% due 04/15/05)                1,000,000   1,014,290
  Sovereign Bancorp
     (10.500% due 11/15/06)                 250,000     255,000
  Svenska Handelsbanken
     (7.125% due 03/07/07)                1,000,000     932,710
                                                     ----------
                                                     10,539,228
                                                     ----------
CONSUMER NON-DURABLE - 3.00%
  LTV Corp. Sr. Nts.
     (11.750% due 11/15/09)               1,000,000   1,040,000
  Sequa Corp. Sr. Nts.
     (9.000% due 08/01/09)                1,000,000     967,500
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                1,000,000     950,000
                                                     ----------
                                                      2,957,500
                                                     ----------
                                          PRINCIPAL       VALUE

                                            -------------------
ELECTRIC - 3.21%
  Carolina Power & Light Sr. Nts.
     (5.950% due 03/01/09)                $1,000,000 $  903,392
  Edison Mission Nts.
     (7.730% due 06/15/09)                1,000,000     992,254
  Niagara Mohawk Power
     (8.000% due 06/01/04)                1,250,000   1,265,509
                                                     ----------
                                                      3,161,155
                                                     ----------
ENERGY - 4.88%
  Eagle Geophysical Inc.*
     (10.750% due 07/15/08)(1)            1,000,000      80,000
  Federal-Mogul Co.
     (7.375% due 01/15/06)                1,000,000     916,258
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                1,500,000   1,353,510
  Mitchell Energy Development Corp.
     (6.750% due 02/15/04)                1,750,000   1,663,613
  Rural/Metro Corp. Sr. Nts.
     (7.875% due 03/15/08)                1,000,000     787,500
                                                     ----------
                                                      4,800,881
                                                     ----------
ENTERTAINMENT & LEISURE - 2.39%
  Imax Corp. Sr. Nts.
     (7.875% due 12/01/05)                1,000,000     945,000
  Royal Caribbean
     (7.000% due 10/15/07)                1,500,000   1,405,804
                                                     ----------
                                                      2,350,804
                                                     ----------
FOOD, BEVERAGE, & TOBACCO - .96%
  RJR Nabisco Inc.
     (7.550% due 06/15/15)                1,000,000     945,311
                                                     ----------

GAMING INDUSTRY - 1.15%
  Casino Magic of Louisiana
     (13.000% due 08/15/03)               1,000,000   1,128,750
                                                     ----------

HEALTH CARE - 2.48%
  Tenet Healthcare Corp.
     (7.875% due 01/15/03)                1,000,000     968,750
  Universal Health Services Sr. Notes
     (8.750% due 08/15/05)                1,500,000   1,475,372
                                                     ----------
                                                      2,444,122
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS

                                          PRINCIPAL       VALUE

                                            -------------------
INSURANCE - 3.07%
  Farmers Insurance Exchange
     (8.500% due 08/01/04)                $1,000,000 $1,025,546
  Prudential Ins. Surplus Notes
     (8.100% due 07/15/15)                1,000,000   1,000,658
  USF&G Capital
     (8.470% due 01/10/27)                1,000,000     992,427
                                                     ----------
                                                      3,018,631
                                                     ----------
MEDIA & CABLE - 2.13%
  CF Cable TV Inc.
     (9.125% due 07/15/07)                1,000,000   1,064,039
  Continental Cablevision
     (8.300% due 05/15/06)                1,000,000   1,028,658
                                                     ----------
                                                      2,092,697
                                                     ----------
MEDIA CONGLOMERATE - 4.00%
  News American Holdings
     (6.625% due 01/09/08)                1,500,000   1,396,831
  Time Warner Inc.
     (8.110% due 08/15/06)                1,500,000   1,533,786
  Viacom Inc. Sr. Notes
     (7.750% due 06/01/05)                1,000,000   1,010,867
                                                     ----------
                                                      3,941,484
                                                     ----------
PAPER & FOREST PRODUCT - .54%
  Westvaco Corp.
     (10.300% due 01/15/19)                 500,000     526,850
                                                     ----------
REAL ESTATE - 2.80%
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                1,500,000   1,434,543
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                1,500,000   1,319,023
                                                     ----------
                                                      2,753,566
                                                     ----------
                                          PRINCIPAL       VALUE

                                            -------------------
TELECOMMUNICATIONS - 6.36%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                $1,500,000 $1,509,892
  Arch Communications Group Sub. Deb.
     (6.750% due 12/01/03)                1,000,000     560,000
  Call-Net Enterprises
     (10.800% due 05/15/09)               1,000,000     492,500
  IMC Global Nts.
     (7.625% due 11/01/05)                1,250,000   1,218,161
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)               1,000,000     950,000
  Worldcom Inc.
     (7.750% due 04/01/07)                1,500,000   1,529,078
                                                     ----------
                                                      6,259,631
                                                     ----------
TRANSPORTATION - .90%
  Midway Air Lines
     (8.140% due 01/02/13)                1,000,000     889,560
                                                     ----------
    Total Corporate Bond and Notes
       (cost $52,946,444)                            49,626,372
                                                     ----------

SHORT TERM INVESTMENTS - 1.65%
VARIABLE RATE
DEMAND NOTES(2) - 1.65%
  Firstar Bank
     (6.240% due 12/31/31)                1,625,419   1,625,419
                                                     ----------
    Total Short-Term Investments
       (cost $1,625,419)                              1,625,419
                                                     ----------
TOTAL INVESTMENTS - 98.41%
   (cost $102,150,381)(3)                            96,867,215
                                                     ----------
OTHER ASSETS AND LIABILITIES - 1.59%                  1,560,521
                                                     ----------
TOTAL NET ASSETS - 100.00%                           $98,427,736
                                                     ==========

----------

*    Non-Income Producing
(1)  Bond is in default.
(2) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.
(3) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at December 31, 1999 was $686,535 and ($6,017,244) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

COMMON STOCKS - 92.60%

                                             SHARES       VALUE

                                               ----------------
BANKING & FINANCIAL SERVICE - 12.21%
  Aetna Life and Casualty Company             3,200  $  178,600
  AFLAC, Incorporated                         5,700     268,969
  Allstate (The) Corporation                 17,200     412,800
  American Express Company                    9,600   1,596,000
  American General Corporation                5,300     402,137
  American International Group,
     Incorporated                            33,122   3,581,315
  AmSouth Bancorp, Incorporated               8,400     162,225
  Aon Corporation                             5,500     220,000
  Associates First Capital Corporation       15,600     428,025
  BB&T Corporation                            7,100     194,362
  Banc One Corporation                       24,546     787,005
  BankAmerica Corporation                    36,452   1,829,435
  Bank of New York Company, Incorporated     15,700     628,000
  Bear Stearns Companies, Incorporated        2,504     107,045
  Capital One Financial Corporation           4,200     202,387
  Charles Schwab Corporation                 17,500     671,562
  Chase Manhattan Corporation                17,600   1,367,300
  Chubb Corporation                           3,800     213,987
  CIGNA Corporation                           4,000     322,250
  Cincinnati Financial Corporation            3,500     109,155
  Citigroup, Incorporated                    72,050   4,003,277
  Comerica, Incorporated                      3,300     154,068
  Conseco, Incorporated                       7,000     125,125
  Countrywide Credit Industries,
     Incorporated                             2,400      60,600
  Fannie Mae                                 21,900   1,367,380
  Federal Home Loan Mortgage Corporation     14,900     701,230
  Fifth Third Bancorp                         6,600     484,275
  First Union Corporation                    21,100     692,343
  Firstar Corporation                        20,914     441,807
  Fleet Financial Group, Incorporated        19,580     681,628
  Franklin Resources, Incorporated            5,400     173,137
  Golden West Financial                       3,500     117,250
  Hartford Financial Services Group           4,700     222,662
  Household International, Incorporated      10,000     372,500
  Huntington Bancshares                       4,932     117,751
  Jefferson-Pilot Corporation                 2,200     150,150
  KeyCorp                                     9,600     212,400
  Lehman Brothers Holdings                    2,600     220,187
  Lincoln National Corporation                4,200     168,000
  Loews Corporation                           2,300     139,580
  Marsh & McLennan Companies,
     Incorporated                             5,700     545,418
  MBIA, Incorporated                          2,100     110,905
  MBNA Corporation                           17,100     465,975
  Mellon Bank Corporation                    10,900     371,280
  Merrill Lynch & Company                     7,900     659,650
  MGIC Investment Corporation                 2,300     138,430
  Morgan (J. P.) & Company                    3,700     468,512
  Morgan Stanley, Dean Witter & Company      11,900   1,698,725
                                             SHARES       VALUE

                                               ----------------
BANKING & FINANCIAL SERVICE - 12.21%
(CONTINUED)
  National City Corporation                  13,200  $  312,675
  Northern Trust Corporation                  4,800     254,400
  Old Kent Financial Corporation              2,550      90,205
  PaineWebber, Incorporated                   3,000     116,437
  Pinnacle West, Incorporated                 1,850      56,540
  PNC Bank Corporation                        6,300     280,350
  Progressive Corporation                     1,600     117,000
  Providian Financial Corporation             3,000     273,187
  Regions Financial Corporation               4,700     118,087
  SAFECO Corporation                          2,800      69,650
  SLM Holding Corporation                     3,400     143,650
  SouthTrust Corporation                      3,600     136,124
  State Street Corporation                    3,400     248,412
  St. Paul Companies                          4,900     165,068
  Summit Bancorp                              3,700     113,312
  SunTrust Banks, Incorporated                6,800     467,925
  Synovus Financial Corporation               6,000     119,250
  T. Rowe Price Associates, Incorporated      2,600      96,037
  Torchmark Corporation                       2,800      81,375
  Union Planters Corporation                  3,000     118,312
  UNUMprovident Corporation                   5,098     163,455
  U.S. Bancorp                               15,500     369,093
  Wachovia Corporation                        4,300     292,400
  Washingon Mutual, Incorporated             12,384     321,983
  Wells Fargo & Company                      35,100   1,419,355
                                                     ----------
                                                     34,691,086
                                                     ----------
CAPITAL GOODS - 7.87%
  Allied Waste Industries, Incorporated*      4,000      35,250
  Armstrong World Industries,
     Incorporated                               900      30,037
  Briggs & Stratton                             500      26,812
  Boeing Company                             20,000     831,250
  Caterpillar, Incorporated                   7,600     357,675
  Cooper Industries, Incorporated             2,000      80,875
  Corning, Incorporated                       5,200     670,475
  Crane Company                               1,400      27,825
  Cummins Engine Company, Incorporated          900      43,480
  Danaher Corporation                         3,000     144,750
  Deere & Company                             5,000     216,875
  Dover Corporation                           4,400     199,650
  Emerson Electric Company                    9,300     533,587
  Fluor Corporation                           1,600      73,400
  Foster Wheeler Corporation                    900       7,987
  General Dynamics Corporation                4,300     226,825
  General Electric Company                   70,100  10,847,975
  Grainger (W.W.), Incorporated               2,000      95,625
  Honeywell, Incorporated                    16,962     978,495
  Illinois Tool Works, Incorporated           6,450     435,777
  Ingersoll-Rand Company                      3,500     192,718
  ITT Industries, Incorporated                1,900      63,531

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 7.87% (CONTINUED)
  Johnson Controls, Incorporated              1,800  $  102,375
  Lockheed Martin Corporation                 8,500     185,937
  Masco Company                               9,600     243,600
  Milacron, Incorporated                        800      12,300
  Minnesota Mining & Manufacturing
     Company                                  8,600     841,725
  NACCO Industries, Incorporated                200      11,112
  Navistar International*                     1,400      66,325
  Northrop Grumman Corporation                1,500      81,093
  Owens Corning Fiberglass Corporation        1,200      23,175
  Pall Corporation                            2,700      58,218
  PACCAR, Incorporated                        1,700      75,330
  Parker-Hannifin Corporation                 2,400     123,150
  Perkinelmer, Incorporated                   1,000      41,688
  Pitney Bowes, Incorporated                  5,700     275,381
  Raytheon Company - Class B                  7,200     191,250
  Rockwell International Corporation          4,100     196,288
  Solectron Corporation*                      6,300     599,288
  Textron, Incorporated                       3,200     245,400
  Thermo Electron Corporation*                3,400      51,000
  Thomas & Betts Company                      1,200      38,250
  Timken Company                              1,300      26,568
  TRW, Incorporated                           2,600     135,038
  Tyco International Limited                 36,104   1,403,542
  United Technologies Corporation            10,200     663,000
  Waste Management, Incorporated             13,270     228,078
  Xerox Corporation                          14,200     322,163
                                                     ----------
                                                     22,362,148
                                                     ----------
CONSUMER CYCLICAL - 11.97%
  American Greetings Company Class A          1,400      33,075
  American Online, Incorporated*             47,800   3,605,913
  Amgen, Incorporated*                       21,800   1,309,363
  AutoZone, Incorporated*                     3,100     100,168
  Bed Bath & Beyond, Incorporated*            3,000     104,250
  Best Buy Company, Incorporated*             4,400     220,825
  Black & Decker Corporation                  1,900      99,275
  Brunswick Corporation                       2,000      44,500
  Carnival Corporation                       13,200     631,125
  Centex Corporation                          1,300      32,094
  Circuit City Stores, Incorporated           4,300     193,768
  Clear Channel Communications*               7,200     642,600
  Comcast Corporation Class A Special        16,100     814,056
  Cooper Tire & Rubber Company                1,600      24,900
  Consolidated Stores Corporation*            2,400      39,000
  Costco Companies, Incorporated*             4,700     428,875
  Dana Corporation                            3,549     106,247
  Dayton Hudson Corporation                   9,400     690,312
  Delphi Automotive Systems                  12,058     189,913
  Deluxe Corporation                          1,600      43,900
  Dillard's, Incorporated Class A             2,300      46,430
  Dollar General Corporation                  5,650     128,537
                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 11.97% (CONTINUED)
  Donnelley (R.R.) & Sons Company             2,700  $   66,994
  Dow Jones & Company, Incorporated           1,900     129,200
  Eaton Corporation                           1,600     116,200
  Ecolab, Incorporated                        2,800     109,550
  Federated Department Stores*                4,500     227,531
  Fleetwood Enterprises, Incorporated           700      14,438
  Ford Motor Company                         25,800   1,378,688
  Gannett Company, Incorporated               6,000     489,375
  Gap, Incorporated                          18,275     840,650
  General Motors Corporation                 13,700     995,819
  Genuine Parts Company                       3,800      94,288
  Goodyear Tire & Rubber                      3,300      93,019
  Harcourt General, Incorporated              1,500      60,375
  Harrah's Entertainment, Incorporated*       2,700      71,381
  Hilton Hotels Corporation                   7,900      76,038
  Home Depot, Incorporated                   49,200   3,373,275
  Jostens, Incorporated                         700      17,019
  Kaufman & Broad Home Corporation            1,000      24,188
  K Mart Corporation*                        10,500     105,656
  Knight-Ridder, Incorporated                 1,800     107,100
  Kohl's Department Stores Corporation*       3,500     252,656
  Leggett & Platt, Incorporated               4,200      90,038
  Limited (The), Incorporated                 4,600     199,238
  Lowe's Companies, Incorporated              8,200     489,950
  Marriott International Class A              5,300     167,281
  May Department Stores Company               7,150     230,588
  Maytag Corporation                          1,800      86,400
  McGraw-Hill Companies, Incorporated         4,200     258,825
  Meredith Corporation                        1,100      45,856
  Mirage Resorts, Incorporated*               4,100      62,781
  New York Times Class A                      3,700     181,763
  Nordstrom, Incorporated                     3,000      78,563
  Office Depot, Incorporated*                 7,000      76,563
  Penney (J.C.) Company, Incorporated         5,600     111,650
  Pep Boys - Manny, Moe & Jack                1,100      10,038
  Pulte Corporation                             900      20,250
  Sears Roebuck & Company                     8,100     246,544
  Snap-On Tools, Incorporated                 1,200      31,875
  Stanley (The) Works                         1,900      57,238
  Staples, Incorporated*                      9,950     206,463
  Tandy Corporation                           4,100     201,669
  Times Mirror Company Class A                1,300      87,100
  Time Warner, Incorporated                  27,500   1,992,031
  TJX Companies, Incorporated                 6,600     134,888
  Toys "R" Us, Incorporated*                  5,200      74,425
  Tribune Company                             5,100     280,819
  Wal-Mart Stores, Incorporated              95,100   6,573,788
  Walt Disney Company, The                   44,100   1,289,925
  Whirlpool Corporation                       1,600     104,100
  Yahoo!, Incorporated*                       5,675   2,455,502
                                                     ----------
                                                     34,018,717
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 16.78%
  Abbott Laboratories                        32,900  $1,194,681
  Alberto-Culver Company Class B              1,200      30,975
  Albertson's, Incorporated                   9,076     292,701
  Allergan, Incorporated                      2,800     139,300
  ALZA Corporation Class A*                   2,200      76,175
  American Home Products Corporation         27,900   1,100,306
  Anheuser-Busch Companies, Incorporated      9,900     701,663
  Archer-Daniels-Midland Company             12,956     157,901
  Avon Products, Incorporated                 5,200     171,600
  Bausch & Lomb, Incorporated                 1,200      82,125
  Baxter International, Incorporated          6,200     389,438
  Becton, Dickinson Company                   5,300     141,775
  BestFoods, Incorporated                     6,000     315,375
  Biomet, Incorporated                        2,400      96,000
  Boston Scientific Corporation*              8,900     194,688
  Bristol-Meyers Squibb Company              42,400   2,721,550
  Brown-Forman Corporation                    1,500      85,875
  Campbell Soup Company                       9,100     352,056
  Cardinal Health, Incorporated               6,000     287,250
  CBS, Corporation*                          16,315   1,043,140
  Clorox Company                              5,100     256,913
  Coca-Cola Company                          52,800   3,075,600
  Coca-Cola Enterprises                       9,100     183,138
  Colgate-Palmolive Company                  12,400     806,000
  Columbia/HCA Healthcare Corporation        12,000     351,750
  ConAgra, Incorporated                      10,500     236,906
  Coors (Adolph) Class B                        800      42,000
  C.R. Bard, Incorporated                     1,100      58,300
  CVS Corporation                             8,400     335,475
  Darden Resturants, Incorporated             2,800      50,750
  Eastman Kodak Company                       6,700     443,875
  Fortune Brands, Incorporated                3,500     115,719
  General Mills, Incorporated                 6,500     232,375
  Gillette Company                           22,900     943,194
  Great Atlantic & Pacific Tea Company,
     Incorporated                               800      22,300
  Guidant Corporation                         6,600     310,200
  Hasbro, Incorporated                        4,150      79,109
  Heinz (H.J.) Company                        7,700     306,556
  HEALTHSOUTH Corporation*                    8,300      44,613
  Hershey Foods Corporation                   3,000     142,500
  Humana, Incorporated*                       3,600      29,475
  International Flavors & Fragrance,
     Incorporated                             2,200      83,050
  Johnson & Johnson Company                  29,700   2,765,813
  Kellogg Company                             8,700     268,069
  Kimberly-Clark Corporation                 11,600     756,900
  Kroger Company*                            17,800     335,975
  Lilly (Eli) & Company                      23,300   1,549,450
  Liz Claiborne, Incorporated                 1,300      48,913
  Longs Drug Stores Corporation                 800      20,650
  Mallincrokdt, Incorporated                  1,500  $   47,719
                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 16.78%
(CONTINUED)
  Manor Care, Incorporated*                   2,200      35,200
  Mattel, Incorporated                        9,000     118,125
  Mediaone Group*                            13,100   1,006,244
  McDonald's Corporation                     28,900   1,165,031
  McKesson HBOC, Incorporated                 5,972     134,743
  Medtronic, Incorporated                    25,500     929,156
  Merck & Company, Incorporated              49,900   3,346,419
  NIKE, Incorporated Class B                  6,000     297,375
  Newell Rubbermaid, Incorporated             5,991     173,739
  PepsiCo, Incorporated                      31,100   1,096,275
  Pfizer, Incorporated                       82,700   2,682,581
  Pharmacia & Upjohn, Incorporated           11,100     499,500
  Philip Morris Companies, Incorporated      50,600   1,173,288
  Polaroid Corporation                        1,000      18,813
  Procter & Gamble Company                   28,100   3,078,706
  Quaker Oats Company                         2,900     190,313
  Quintiles Transnational Corporation*        2,450      45,784
  RJR Nabisco Holdings Corporation            6,950      73,844
  Ralston-Ralston Purina Group                6,900     192,338
  Reebok International Limited*               1,200       9,825
  Rite Aid Corporation                        5,500      61,531
  Russell Company                               700      11,725
  Safeway, Incorporated*                     10,900     387,631
  Sara Lee Corporation                       19,400     428,013
  Schering-Plough Corporation                31,400   1,324,688
  Seagram Company, Limited                    9,300     417,919
  Supervalu, Incorporated                     3,000      60,000
  St. Jude Medical*                           1,800      55,238
  Sysco Corporation                           7,000     276,938
  Tenet Healthcare Corporation*               6,700     157,450
  TRICON Global Restaurants*                  3,300     127,463
  Tupperware Corporation                      1,200      20,325
  Unilever N.V. ADR                          12,242     666,424
  United HealthCare Corporation               3,600     191,250
  UST, Incorporated                           3,700      93,194
  V.F. Corporation                            2,500      75,000
  Viacom, Incorporated - Class B*            14,900     900,519
  Walgreen Company                           21,400     625,950
  Warner-Lambert Company                     18,300   1,499,456
  Watson Pharmaceuticals, Incorporated*       2,100      75,206
  Wellpoint Health Networks*                  1,400      92,313
  Wendy's International, Incorporated         2,600      53,625
  Winn-Dixie Stores, Incorporated             3,200      76,600
  Wrigley (Wm) Jr. Company                    2,500     207,344
                                                     ----------
                                                     47,670,962
                                                     ----------
ENERGY - 5.07%
  Amerada Hess Corporation                    1,900     107,825
  Anadarko Petroleum Corporation              2,700      92,138
  Apache Corporation                          2,400      88,650

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
ENERGY - 5.07% (CONTINUED)
  Ashland, Incorporated                       1,500  $   49,406
  Atlantic Richfield Company                  6,900     596,850
  Baker Hughes, Incorporated                  6,990     147,227
  Burlington Resources, Incorporated          4,650     153,741
  Chevron Corporation                        14,000   1,212,750
  Conoco, Incorporated Class B               13,427     334,014
  Exxon Corporation                          73,778   5,943,740
  Halliburton Company                         9,400     378,350
  Helmerich & Payne, Incorporated             1,100      23,994
  Kerr-McGee Company                          1,890     117,180
  McDermott International, Incorporated       1,300      11,780
  Occidental Petroleum                        7,900     170,838
  Phillips Petroleum Company                  5,400     253,800
  Rowan Companies, Incorporated*              1,800      39,038
  Royal Dutch Petroleum Company ADR          45,800   2,768,038
  Schlumberger Limited                       11,800     663,750
  Sunoco, Incorporated                        1,900      44,650
  Texaco, Incorporated                       11,800     640,888
  Tosco Corporation                           3,100      84,281
  Transocean Sedco Forex, Incorporated        2,284      76,958
  Union Pacific Resources Group               5,400      68,850
  Unocal Corporation                          5,200     174,525
  USX-Marathon Group, Incorporated            6,600     162,938
                                                     ----------
                                                     14,406,199
                                                     ----------
MANUFACTURING - 2.93%
  Air Products & Chemicals, Incorporated      4,900     164,456
  Alcan Aluminum Limited                      4,700     193,581
  Alcoa, Incorporated                         7,800     647,400
  Allegheny Teledyne, Incorporated            1,950      43,753
  Avery Dennison Corporation                  2,400     174,900
  Ball Corporation                              600      23,625
  Barrick Gold Corporation                    8,400     148,575
  Bemis Company                               1,100      38,363
  Bethlehem Steel Corporation*                2,800      23,450
  B.F. (The) Goodrich Company                 2,400      66,000
  Boise Cascade Corporation                   1,200      48,600
  Champion International Corporation          2,100     130,069
  Crown Cork & Seal Company,
     Incorporated                             2,600      58,175
  Dow Chemical Company                        4,700     628,038
  DuPont (E.I.) De Nemours & Company         22,300   1,469,000
  Eastman Chemical Company                    1,700      81,069
  Englehard Corporation                       2,700      50,963
  FMC Corporation*                              700      40,119
  Fort James Corporation                      4,600     125,925
  Freeport-McMoRan Copper & Gold*             3,500      73,938
  Georgia-Pacific Company                     3,700     187,775
  Great Lakes Chemical Corporation            1,200      45,825
  Hercules, Incorporated                      2,300      64,113
  Homestake Mining Company                    5,600      43,750
  Inco, Limited*                              4,100      96,350
  International Paper Company                 8,800     496,650
                                             SHARES       VALUE

                                               ----------------
MANUFACTURING - 2.93% (CONTINUED)
  Louisiana Pacific Corporation               2,300  $   32,775
  Mead Corporation                            2,200      95,563
  Millipore Corporation                       1,000      38,625
  Monsanto Company                           13,600     484,500
  National Service Industries,
     Incorporated                               900      26,550
  Newmont Mining Corporation                  3,600      88,200
  Nucor Corporation                           1,900     104,144
  Owens-Illinois, Incorporated*               3,200      80,200
  Pactiv Corporation*                         3,700      39,313
  Phelps Dodge Corporation                    1,765     118,476
  Placer Dome, Incorporated                   7,000      75,250
  Potlatch Corporation                          600      26,775
  PPG Industries, Incorporated                3,700     231,481
  Praxair, Incorporated                       3,400     171,063
  Reynolds Metals Company                     1,400     107,275
  Rohm & Haas Company                         4,648     189,116
  Sealed Air Corporation*                     1,800      93,262
  Sherwin-Williams Company                    3,500      73,500
  Sigma-Aldrich Corporation                   2,200      66,138
  Spring Industries, Incorporated               400      15,975
  Temple-Inland, Incorporated                 1,200      79,125
  Union Carbide Corporation                   2,900     193,575
  USX-U.S. Steel Group, Incorporated          1,900      62,700
  Vulcan Materials Company                    2,100      83,869
  Westvaco Corporation                        2,100      68,513
  Weyerhaeuser Company                        5,000     359,063
  Willamette Industries                       2,400     111,450
  Worthington Industries, Incorporated        1,900      31,469
  W.R. Grace & Company*                       1,500      20,813
                                                     ----------
                                                      8,333,220
                                                     ----------
SERVICE - 1.42%
  Automatic Data Processing,
     Incorporated                            13,400     721,925
  Block (H&R), Incorporated                   2,100      91,875
  Cendant Corporation*                       15,200     403,750
  Computer Sciences Corporation*              3,600     340,650
  Dun & Bradstreet Corporation                3,400     100,300
  Electronic Data Systems Corporation        10,054     672,990
  Equifax, Incorporated                       3,000      70,688
  First Data Corporation                      9,000     443,813
  IMS Health, Incorporated                    6,600     179,438
  Interpublic (The) Group of Companies,
     Incorporated                             6,000     346,125
  Omnicom Group, Incorporated                 3,800     380,000
  Paychex, Incorporated                       5,300     212,000
  Service Corporation International           5,800      40,238
  Shared Medical System Corporation             600      30,563
                                                     ----------
                                                      4,034,355
                                                     ----------
TECHNOLOGY - 24.25%
  3COM Corporation                            7,400     347,800
  Adaptec, Incorporated*                      2,200     109,725

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 24.25% (CONTINUED)
  Adobe Systems, Incorporated                 2,600  $  174,850
  ADC Telecommunications, Incorporated*       3,200     232,200
  Advanced Micro Devices, Incorporated*       3,100      89,706
  Analog Devices, Incorporated*               3,700     344,100
  Andrew Corporation*                         1,800      34,088
  Apple Computer, Incorporated*               3,400     349,563
  Applied Materials, Incorporated*            8,100   1,026,169
  Autodesk, Incorporated                      1,300      43,875
  BMC Software, Incorporated*                 5,200     415,675
  Cabletron Systems, Incorporated*            3,900     101,400
  Ceridian Corporation*                       3,100      66,844
  Cisco Systems, Incorporated*               69,900   7,488,038
  Citrix Systems, Incorporated*               1,900     233,700
  COMPAQ Computers Corporation               36,300     982,369
  Computer Associates International,
     Incorporated                            11,500     804,281
  Compuware, Incorporated*                    7,600     283,100
  Comverse Technology, Incorporated*          1,500     217,125
  Dell Computer Corporation*                 54,300   2,769,300
  EMC Corporation Massachusetts*             21,743   2,375,423
  Gateway 2000, Incorporated*                 6,800     490,025
  General Instrument Corporation*             3,700     314,500
  Hewlett-Packard Company                    21,800   2,483,838
  IKON Office Solution, Incorporated          3,200      21,800
  Intel Corporation                          71,400   5,877,113
  International Business Machines
     Corporation                             38,500   4,158,000
  KLA-Tencor Corporation*                     1,900     211,613
  Lexmark International Group,
     Incorporated Class A*                    2,700     244,350
  LSI Logic Corporation*                      3,200     216,000
  Lucent Technologies, Incorporated          67,000   5,012,438
  Micron Technology, Incorporated*            5,800     450,950
  Microsoft Corporation*                    110,300  12,877,525
  Molex, Incorporated                         3,400     192,737
  Motorola, Incorporated                     13,000   1,914,250
  National Semiconductor*                     3,700     158,406
  Network Appliance, Incorporated*            3,200     265,800
  Nortel Networks Corporation                28,540   2,882,540
  Novell, Incorporated*                       7,100     283,556
  Oracle Systems Corporation*                30,400   3,406,700
  Parametric Technology Company*              5,800     156,963
  PE Corporation PE Biosystems Group,
     Incorporated                             2,200     264,688
  PeopleSoft, Incorporated*                   5,200     110,825
  Qualcom, Incorporated*                     14,000   2,465,750
  Seagate Technology, Incorporated*           4,500     209,531
  Scientific-Atlanta, Incorporated            1,700      94,563
  Silicon Graphics, Incorporated*             3,900      38,269
  Sun Microsystems, Incorporated*            33,400   2,586,413
  Tektronix, Incorporated                     1,000      38,875
  Tellabs, Incorporated*                      8,600     552,013
  Teradyne, Incorporated*                     3,700  $  244,200
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 24.25% (CONTINUED)
  Texas Instruments, Incorporated            17,100   1,656,563
  Unisys Corporation*                         6,600     210,788
  Xilinx, Incorporated*                       6,900     313,734
                                                     ----------
                                                     68,894,647
                                                     ----------
TRANSPORTATION - .65%
  AMR Corporation*                            3,200     214,400
  Burlington Northern Santa Fe
     Corporation                              9,800     237,650
  CSX Corporation                             4,700     147,463
  Delta Air Lines, Incorporated               2,800     139,475
  FDX Corporation*                            6,400     262,000
  Kansas City Southern Industries             2,400     179,100
  Norfolk Southern Company                    8,100     166,050
  Ryder System                                1,400      34,213
  Southwest Airlines Company                 10,750     174,016
  Union Pacific Corporation                   5,300     231,213
  US Airways Group, Incorporated*             1,500      48,094
                                                     ----------
                                                      1,833,674
                                                     ----------
UTILITIES - 9.45%
  AES Corporation*                            4,400     328,900
  ALLTELL Corporation                         6,700     554,006
  Ameren Corporation                          2,900      94,975
  AT & T Corporation                         68,289   3,465,667
  American Electric Power Company             4,100     131,713
  Bell Atlantic Corporation                  33,200   2,043,875
  BellSouth Corporation                      40,200   1,881,863
  Carolina Power & Light Company              3,400     103,488
  Central & SouthWest Corporation             4,500      90,000
  Centurytel, Incorporated                    3,000     142,125
  CINergy Corporation                         3,400      82,025
  CMS Energy Corporation                      2,500      77,969
  Coastal Corporation                         4,600     163,013
  Columbia Energy Group                       1,700     107,525
  Consolidated Edison, Incorporated           4,700     162,150
  Consolidated Natural Gas Company            2,000     129,875
  Constellation Energy Group,
     Incorporated                             3,200      92,800
  Dominion Resources                          4,100     160,925
  DTE Energy Company                          3,100      97,263
  Duke Energy                                 7,800     390,975
  Eastern Enterprises                           600      34,463
  Edison International                        7,400     193,788
  El Paso Energy Corporation                  4,900     190,181
  Enron Corporation                          15,300     678,938
  Entergy Corporation                         5,300     136,475
  FirstEnergy Corporation                     5,000     113,438
  Florida Progress Corporation                2,100      88,856
  FPL Group, Incorporated                     3,800     162,688
  General Public Utilities Corporation        2,600      77,838
  Global Crossing Limited*                   16,185     809,250
  GTE Corporation                            20,800   1,467,700

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
UTILITIES - 9.45% (CONTINUED)
  MCI WorldCom, Incorporated*                60,709  $3,221,398
  New Century Energies, Incorporated          2,500      75,938
  NEXTEL Communications, Incorporated
     Class A*                                 7,800     804,375
  Niagara Mohawk Holdings, Incorporated*      4,000      55,750
  Nicor, Incorporated                         1,000      32,500
  Northern States Power Company               3,300      64,350
  Oneok, Incorporated                           700      17,588
  PECO Energy Company                         4,000     139,000
  People's Energy Corporation                   800      26,800
  PG & E Corporation                          8,200     168,100
  PP & L Resources, Incorporated              3,100      70,913
  Public Service Enterprises Group,
     Incorporated                             4,700     163,619
  Reliant Energy, Incorporated                6,300     144,113
  SBC Communications, Incorporated           72,857   3,551,779
  Sempra Energy                               5,100      88,613
  Southern Company                           14,400     338,400
  Sprint Corporation FON Group               18,600   1,252,013
  Sprint PCS Group, Incorporated*             9,250     948,125
  Texas Utilities Holdings Company            5,900     209,819
  Unicom Corporation                          4,600     154,100
  US West Communications Group               10,800     777,600
  Williams Companies, Incorporated            9,300     284,232
                                                     ----------
                                                     26,843,872
                                                     ----------
    Total Common Stocks
       (cost $192,821,593)                           263,088,880
                                                     ----------
SHORT-TERM INVESTMENTS(3) - 7.04%

                                           PRINCIPAL        VALUE

                                              -------------------
VARIABLE RATE
DEMAND NOTES(1) - 6.54%
  Firstar Bank (6.240% due 12/31/31)      $10,708,146 $10,708,146
  General Mills (6.095% due 12/31/31)      3,590,940    3,590,940
  Sara Lee (6.090% due 12/31/31)             942,527      942,527
  Warner Lambert (6.044% due 12/31/31)     3,193,948    3,193,948
  Wisconsin Corporation (6.160% due
     12/31/31)                               150,128      150,128
                                                      -----------
                                                       18,585,689
                                                      -----------
U.S. TREASURY BILL - .50%
  U.S. Treasury Bill (4.960% due
     01/20/00)                             1,425,000    1,421,179
                                                      -----------
    Total Short-Term Investments
       (cost $20,006,868)                              20,006,868
                                                      -----------
TOTAL INVESTMENTS - 99.64%
   (cost $212,828,461)(2)                             283,095,748
                                                      -----------
OTHER ASSETS AND LIABILITIES - .36%                     1,036,337
                                                      -----------
TOTAL NET ASSETS - 100%                               $284,132,085
                                                      ===========

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 1999 was $81,115,419 and ($10,887,492) respectively.
(3) Securities and other current assets with an aggregate value of $20,407,750 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 1999:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's 500 Index (03/00)            47       $459,425
Standard & Poor's 500 Index (03/00)             2         28,100
Standard & Poor's 500 Index (03/00)             1         12,300
Standard & Poor's 500 Index (03/00)             1         12,325
                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------

(CONTINUED)
Standard & Poor's 500 Index (03/00)             1       $ 12,925
Standard & Poor's 500 Index (03/00)             1          1,000
Standard & Poor's 500 Index (03/00)             2              0
                                                        --------
                                                        $526,075
                                                        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

COMMON STOCKS - 63.14%

                                             SHARES       VALUE

                                               ----------------
BANKING &
FINANCIAL SERVICE - 7.51%
  Allmerica Financial Corporation               900  $   50,062
  AMBAC Financial Group, Incorporated         1,100      57,405
  American Financial Group, Incorporated      1,000      26,375
  Associated Banc-Corp                        1,000      34,250
  Astoria Financial Corporation                 900      27,393
  CCB Financial Corporation                     700      30,493
  Charter One Financial, Incorporated         3,440      65,790
  Checkfree Holding Corporation*                900      94,050
  City National Corporation                     700      23,055
  Compass Bancshares, Incorporated            1,900      42,393
  Dime Bancorp, Incorporated                  1,800      27,225
  E*Trade Group, Incorporated*                4,000     104,500
  Edwards (A.G.), Incorporated                1,500      48,093
  Everest Reinsurance Holdings                  800      17,850
  FINOVA (The) Group, Incorporated            1,000      35,500
  Firstmerit Corporation                      1,500      34,500
  First Security Corporation                  3,200      81,700
  First Tennessee National Corporation        2,100      59,850
  First Virginia Banks, Incorporated            800      34,400
  Gartner Group, Incorporated Class B*        1,400      19,337
  GreenPoint Financial Corporation            1,800      42,862
  Hibernia Corporation                        2,600      27,625
  Horace Mann Educators                         700      13,737
  HSB Group, Incorporated                       500      16,905
  Investment Technology Group,
     Incorporated                               500      14,375
  Keystone Financial, Incorporated              800      16,850
  Legg Mason, Incorporated                      900      32,625
  Marshall & Isley Corporation                1,700     106,780
  Mercantile Bankshares Corporation           1,100      35,130
  National Commerce Bancorp                   1,800      40,837
  NCO Group, Incorporated*                      400      12,050
  North Fork Bancorporation,
     Incorporated                             2,100      36,750
  Ohio Casualty Corporation                   1,000      16,063
  Old Republic International Corporation      2,100      28,613
  Oxford Health Plans*                        1,300      16,494
  Pacific Century Financial Corporation       1,300      24,294
  PMI Group (The), Incorporated                 750      36,609
  Protective Life Corporation                 1,100      34,994
  Provident Financial Group,
     Incorporated                               700      25,113
  ReliaStar Financial Corporation             1,500      58,781
  Sovereign Bancorp, Incorporated             3,600      26,831
  TCF Financial Corporation                   1,400      34,825
  Unitrin, Incorporated                       1,200      45,150
  Webster Financial Corporation                 700      16,494
  Westamerica Bancorporation                    600      16,763
  Wilmington Trust Corporation                  500      24,125
  Zions Bancorporation                        1,400      82,863
                                                     ----------
                                                      1,798,759
                                                     ----------
                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 3.99%
  AGCO Corporation                            1,000  $   13,437
  Albany International Corporation
     Class A*                                   510       7,905
  American Power Conversion Corporation*      3,200      84,400
  American Standard Company*                  1,200      55,050
  AMETEK, Incorporated                          500       9,530
  Carlisle Compaines, Incorporated              500      18,000
  Cirrus Logic, Incorporated*                 1,100      14,643
  Cordant Technologies, Incorporated            600      19,800
  Diebold, Incorporated                       1,100      25,850
  Donaldson Company, Incorporated               800      19,250
  Federal Signal Corporation                    800      12,850
  Flowserve Corporation                         600      10,200
  Granite Construction, Incorporated            400       7,375
  Harsco Corporation                            700      22,225
  Hillenbrand Industries                      1,100      34,855
  Hubbell, Incorporated Class B               1,100      29,975
  Jacobs Engineering Group,
     Incorporated*                              400      13,000
  Kaydon Corporation                            500      13,405
  Kennametal, Incorporated                      500      16,812
  MagneTek, Incorporated*                       400       3,075
  Miller (Herman), Incorporated               1,300      29,900
  Newport News Shipbuilding,
     Incorporated                               500      13,750
  Nordson Corporation                           300      14,475
  Pentair, Incorporated                         800      30,800
  Precision Castparts, Incorporated             400      10,500
  Rayonier, Incorporated                        400      19,325
  Reynolds & Reynolds Class A                 1,300      29,250
  SCI Systems, Incorporated*                  1,200      98,625
  Sensormatic Electronics Corporation*        1,200      20,925
  Sequa Corporation*                            200      10,787
  SPX Corporation*                              500      40,405
  Stewart & Stevenson Services,
     Incorporated                               500       5,922
  Structural Dynamics Research
     Corporation*                               600       7,650
  Symbol Technologies, Incorporated           1,400      88,987
  Tecumseh Products Company Class A             300      14,155
  Trinity Industries                            600      17,062
  Vishay Intertechnology, Incorporated*       1,375      43,483
  Wallace Computer Services,
     Incorporated                               700      11,637
  York International Corporation                600      16,462
                                                     ----------
                                                        955,737
                                                     ----------
CONSUMER CYCLICAL - 5.55%
  ACNielsen Corporation*                        900      22,163
  Abercrombie & Fitch Company*                1,700      45,368
  American Eagle Outfitters*                    800      36,000
  Arvin Industries, Incorporated                400      11,350
  Bandag, Incorporated                          400      10,000
  Barnes & Noble, Incorporated*               1,100      22,687
  Belo (A.H.) Corporation                     1,900      36,219
  BJ's Wholesale Club, Incorporated*          1,200      43,800
  Borders Group, Incorporated*                1,300      20,880
  Borg-Warner Automotive, Incorporated          400      16,200
  Burlington Industries, Incorporated*          900       3,600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 5.55% (CONTINUED)
  Callaway Golf Company                       1,200  $   21,225
  CBRL Group, Incorporated                    1,000       9,702
  Claire's Stores, Incorporated                 800      17,900
  Clayton Homes, Incorporated                 2,300      21,130
  CompUSA, Incorporated*                      1,500       7,687
  Dollar Tree Stores, Incorporated*           1,000      48,437
  Family Dollar Stores, Incorporated          2,800      45,675
  Fastenal Company*                             600      26,962
  Furniture Brands International,
     Incorporated*                              800      17,600
  Heilig-Meyers Company                       1,000       2,750
  Houghton Mifflin Company                      500      21,093
  Imation Corporation*                          600      20,137
  International Game Technology*              1,500      30,468
  Jones Apparel Group, Incorporated*          2,000      54,250
  Lands' End, Incorporated*                     500      17,375
  Lear Corporation*                           1,100      35,200
  Lee Enterprises, Incorporated                 700      22,355
  Mark IV Industries, Incorporated              800      14,150
  Media General, Incorporated                   400      20,800
  Meritor Automotive, Incorporated            1,100      21,312
  Micro Warehouse, Incorporated*                600      11,100
  Modine Manufacturing Company                  500      12,500
  Mohawk Industries, Incorporated*            1,000      26,375
  Neiman-Marcus Group, Incorporated*            800      22,350
  OfficeMax, Incorporated*                    1,900      10,450
  Payless ShoeSource, Incorporated*             500      23,500
  Readers Digest Association                  1,700      49,725
  Ross Stores, Incorporated                   1,500      26,906
  Saks, Incorporated*                         2,400      37,350
  Scholastic Corporation*                       300      18,656
  Shaw Industries, Incorporated               2,200      33,963
  Superior Industries, Incorporated             400      10,725
  Teleflex, Incorporated                        600      18,788
  Tiffany & Company                           1,200     107,100
  Unifi, Incorporated*                        1,000      12,313
  USG Corporation                               800      37,700
  Visx, Incorporated*                         1,100      56,925
  Warnaco Group (The) Class A                   900      11,081
  WestPoint Stevens, Incorporated               900      15,750
  Williams-Sonoma, Incorporated*                900      41,400
                                                     ----------
                                                      1,329,132
                                                     ----------
CONSUMER NON-DURABLE - 12.53%
  Acuson Corporation*                           400       5,025
  Appria Healthcare Group, Incorporated*        900      16,144
  Banta Corporation                             400       9,025
  Beckman Coulter, Incorporated                 500      25,438
  Bergen Brunswig Corporation Class A         2,200      18,288
  Beverly Enterprises, Incorporated*          1,700       7,438
  Bob Evans Farms, Incorporated                 600       9,263
  Brinker International, Incorporated*        1,100      26,400
  Buffets, Incorporated*                        700       7,000
  Carter-Wallace, Incorporated                  700  $   12,556
                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 12.53%
(CONTINUED)
  Chris-Craft Industries, Incorporated*         600      43,275
  Church & Dwight Company, Incorporated         600      16,013
  Cintas Corporation*                         1,800      95,625
  Comdisco, Incorporated                      2,500      93,125
  Concord EFS, Incorporated*                  3,350      86,263
  Covance, Incorporated*                      1,000      10,813
  Dean Foods Company                            600      23,850
  DENTSPLY International, Incorporated          900      21,263
  Devry, Incorporated*                        1,100      20,488
  Dial (The) Corporation                      1,700      41,331
  Dole Food Company, Incorporated               900      14,625
  Dreyer's Grand Ice Cream, Incorporated        500       8,500
  Express Scripts Incorporated*                 600      38,400
  First Health Group Corporation*               800      21,500
  Flowers Industries, Incorporated            1,600      25,500
  Forest Laboratories Class A*                1,400      86,013
  Foundation Health Systems Class A*          2,000      19,875
  Gilead Sciences, Incorporated*                700      37,888
  Gtech Holdings Corporation*                   600      13,200
  Hannaford Brothers Company                    700      48,519
  Harte-Hanks, Incorporated                   1,100      23,925
  Health Management Association
     Class A*                                 4,200      56,175
  Hispanic Broadcasting Corporation*            930      85,763
  Hon Industries                              1,000      21,938
  Hormel Foods Corporation                    1,200      48,750
  ICN Pharmaceuticals, Incorporated           1,300      32,906
  International Multifoods, Incorporated        300       3,975
  International Speedway Corporation
     Class A*                                   900      45,338
  Interstate Bakeries Corporation             1,100      19,938
  Iowa Beef Processing, Incorporated*         1,500      27,000
  IVAX Corporation*                           1,700      43,775
  Lancaster Colony Corporation                  700      23,188
  Lance, Incorporated                           500       5,000
  Lincare Holdings, Incorporated*               900      31,219
  Lone Star Steakhouse & Saloon,
     Incorporated*                              500       4,461
  Mandalay Resort Group, Incorporated*        1,500      30,188
  McCormick & Company, Incorporated           1,200      35,700
  MedImmune, Incorporated*                    1,100     182,463
  Millennium Pharmaceuticals,
     Incorporated*                              650      79,300
  Minimed, Incorporated*                        500      36,625
  Modis Professional Services,
     Incorporated*                            1,600      22,800
  Mylan Laboratories, Incorporated*           2,100      52,894
  Navigant Consulting Company*                  700       7,613
  Omnicare, Incorporated                      1,500      18,000
  Outback Steakhouse, Incorporated*           1,200      31,125
  PacifiCare Health System Class B*             700      37,100
  Papa John's International,
     Incorporated*                              500      13,031
  Park Place Entertainment*                   5,000      62,500
  Perrigo Company*                            1,200       9,600
  Premier Parks, Incorporated*                1,300      37,538

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 12.53%
(CONTINUED)
  PSS World Medical, Incorporated*            1,200  $   11,325
  Quorum Health Group, Incorporated*          1,200      11,175
  RJ Reynolds Tobacco Holdings,
     Incorporated                             1,800      31,725
  Ruddick Corporation                           800      12,400
  Sepracor, Incorporated*                       500      49,594
  Smucker (The J.M.) Company Class A            500       9,750
  Standard Register Company                     500       9,688
  Starbuck Corporation*                       3,000      72,750
  STERIS Corporation*                         1,100      11,344
  Stryker Corporation                         1,600     111,400
  Suiza Foods Corporation*                      500      19,813
  Sybron International Corporation            1,700      41,969
  Total Renal Care Holdings,
     Incorporated*                            1,300       8,694
  Trigon Healthcare, Incorporated*              600      17,700
  Tyson Foods, Incorporated Class A           3,800      61,750
  Universal Corporation                         500      11,406
  Universal Foods Corporation                   800      16,300
  Univision Commiunication,
     Incorporated*                            1,700     173,719
  U.S. Foodservices, Incorporated*            1,700      28,475
  Viad Corporation                            1,600      44,600
  Vlasic Foods International,
     Incorporated*                              700       3,981
  Washington Post Class B                       200     111,175
  Westwood One, Incorporated*                   900      68,400
  Whitman Corporation                         2,300      30,906
                                                     ----------
                                                      3,002,510
                                                     ----------
ENERGY - 3.47%
  BJ Services Company*                        1,200      50,175
  Devon Energy Corporation                    1,400      46,025
  ENSCO International, Incorporated*          2,200      50,325
  Global Marine, Incorporated*                2,900      48,213
  Hanover Compressor Company*                   450      16,988
  Kinder Morgan, Incorporated                 1,800      36,338
  Murphy Oil Corporation                        700      40,163
  Nabor Industries, Incorporated*             2,300      71,156
  National Fuel Gas Company                     600      27,900
  Noble Affiliates                              900      19,294
  Noble Drilling Corporation*                 2,200      72,050
  Ocean Energy, Incorporated*                 2,700      20,925
  Pennzoil-Quaker State Company               1,300      13,244
  Pioneer Natural Resources Company*          1,600      14,300
  Questar Corporation                         1,400      21,000
  Santa Fe Synder Corporation*                3,000      24,000
  Smith International, Incorporated*            800      39,750
  Tidewater, Incorporated                       900      32,400
  Transocean Sedco Forex, Incorporated        1,600      53,900
  Ultramar Diamond Shamrock Corporation*      1,400      31,763
  Valero Energy Corporation                     900      17,888
  Varco International, Incorporated*          1,100      11,206
  Weatherford International,
     Incorporated*                            1,800      71,888
                                                     ----------
                                                        830,891
                                                     ----------
                                             SHARES       VALUE

                                               ----------------
MANUFACTURING - 3.64%
  Airgas, Incorporated*                       1,100  $   10,450
  AK Steel Holding Corporation                1,700      32,088
  Albemarle Corporation                         800      15,350
  Bowater, Incorporated                         800      43,450
  Cabot Corporation                           1,100      22,413
  Carpenter Technology, Incorporated            400      10,975
  CDW Computer Centers*                         700      55,038
  Chesapeake Corporation                        300       9,150
  CK Witco Corporation                        1,924      25,734
  Cleveland-Cliffs Corporation,
     Incorporated                               200       6,225
  Consolidated Papers, Incorporated           1,500      47,719
  Cytec Industries*                             700      16,188
  Dexter Corporation                            400      15,900
  Ethyl Corporation                           1,400       5,513
  Federal Mogul Corporation                   1,200      24,150
  Ferro Corporation                             600      13,200
  Fuller (H.B.) Company                         200      11,188
  Georgia Gulf Corporation                      500      15,219
  Georgia-Pacific Company Timber Group        1,400      34,475
  Glatfeler (P.H.) Company                      700      10,194
  Hanna (M.A.) Company                          800       8,750
  IMC Global, Incorporated                    1,900      31,113
  Longview Fibre Company                        800      11,400
  Lubrizol (The) Corporation                    900      27,788
  Lyondell Chemical Company                   1,900      24,225
  Martin Marietta Materials,
     Incorporated                               800      32,800
  MAXXAM, Incorporated*                         100       4,288
  Minerals Technologies, Incorporated           300      12,019
  Novellus Systems, Incorporated*               600      73,519
  Olin Corporation                              700      13,869
  Oregon Steel Mills, Incorporated              400       3,175
  Quantum Corporation-DLT & Storage*          2,700      40,838
  RPM, Incorporated                           1,800      18,338
  Ryerson Tull, Incorporated*                   400       7,775
  Schulman (A.), Incorporated                   500       8,156
  Solutia, Incorporated                       1,800      27,788
  Sonoco Products, Incorporated               1,700      38,675
  Southdown, Incorporated                       600      30,975
  UCAR International, Incorporated*             700      12,468
  Wausau-Mosinee Paper Mills                    800       9,350
  Wellman, Incorporated                         600      11,175
                                                     ----------
                                                        873,103
                                                     ----------
SERVICE - 1.87%
  Apollo Group, Incorporated*                 1,300      26,081
  Cambridge Technology Partner (Mass.),
     Incorporated*                            1,000      26,250
  Convergys Corporation                       2,550      78,413
  Fiserv, Incorporated                        2,000      76,625
  Kelly Services, Incorporated Class A          600      15,075
  Manpower, Incorporated                      1,200      45,150
  NCH Corporation                               100       4,456
  NOVA Corporation*                           1,200      37,875

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
SERVICE - 1.87% (CONTINUED)
  Ogden Corporation                             800  $    9,550
  Olsten Corporation                          1,300      14,706
  Pittston Brink's Group, Incorporated          700      15,400
  Robert Half International,
     Incorporated*                            1,500      42,844
  Rollins, Incorporated                         500       7,500
  Sotheby's, Incorporated                     1,000      30,000
  Stewart Enterprises, Incorporated
     Class A                                  1,800       8,550
  Sylvan Learning Systems, Incorporated*        800      10,400
                                                     ----------
                                                        448,875
                                                     ----------
TECHNOLOGY - 16.63%
  Adtran, Incorporated*                         600      30,863
  Affiliated Computer, Incorporated*            800      36,800
  Altera Corporation*                         3,300     163,556
  Arrow Electronics, Incorporated*            1,600      40,600
  Atmel Corporation*                          3,300      97,556
  Avnet, Incorporated                           700      42,350
  Axciom Corporation*                         1,400      33,600
  Biogen, Incorporated*                       2,500     211,250
  Cadence Design Systems, Incorporated*       4,000      96,000
  Chiron Corporation*                         3,000     127,125
  Cypress Semiconductor, Corporation*         1,800      58,275
  DST Systems, Incorporated*                  1,000      76,313
  Electronic Arts, Incorporated*              1,000      84,000
  Genzyme Corporation-General Division*       1,400      63,000
  Harris Corporation                          1,300      34,694
  Informix Corporation*                       3,300      37,744
  Intergrated Device, Incorporated*           1,500      43,500
  Intuit, Incorporated*                       3,200     191,800
  Jabil Circuit, Incorporated*                1,400     102,200
  Keane, Incorporated*                        1,200      38,100
  Legato Systems, Incorporated*               1,400      96,338
  Linear Technology Corporation               2,500     178,906
  Litton Industries, Incorporated*              700      34,913
  Maxim Integrated Products,
     Incorporated*                            4,400     207,625
  Mentor Graphics Corporation*                1,100      14,506
  Microchip Technologies, Incorporated*         800      54,750
  NCR Corporation*                            1,600      60,600
  Network Associates, Incorporated*           2,300      61,381
  Policy Management Systems Corporation*        600      15,338
  Polycom, Incorporated*                        500      31,844
  QLogic Corporation*                           600      95,925
  Rational Software Corporation*              1,400      68,775
  Sanmina Corporation*                        1,000      99,875
  Siebel Systems, Incorporated*               3,200     268,800
  Sterling Commerce, Incorporated*            1,400      47,688
  Sterling Software, Incorporated*            1,400      44,100
  Storage Technology Corporation*             1,600      29,500
  SunGard Data Systems, Incorporated          2,100      49,875
  Sykes Enterprises, Incorporated*              700      30,713
  Symantec Corporation*                       1,000      58,625
  Synopsys, Incorporated*                     1,200      80,100
  Transaction Systems Architects,
     Incorporated*                              500      14,000
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 16.63% (CONTINUED)
  Veritas Software Corporation*               4,200  $  601,125
  Vitesse Semiconductor Corporation*          2,500     131,094
                                                     ----------
                                                      3,985,722
                                                     ----------
TRANSPORTATION - 1.32%
  Airborne Freight Corporation                  800      17,600
  Alaska Airgroup, Incorporated*                400      14,050
  Alexander & Baldwin, Incorporated             700      15,969
  Arnold Industries, Incorporated               400       5,625
  CNF Transportation, Incorporated*             800      27,600
  GATX Corporation                              800      27,000
  Harley Davidson, Incorporated               2,500     160,156
  Hunt (J.B.) Transportation Services,
     Incorporated                               600       8,306
  Overseas Shipholding Group                    600       8,888
  Swift Transportation Company,
     Incorporated*                            1,100      19,388
  Wisconsin Central Transportion
     Corporation*                               800      10,750
                                                     ----------
                                                        315,332
                                                     ----------
UTILITIES - 6.63%
  AGL Resources, Incorporated                   900      15,300
  Allegheny Energy, Incorporated              1,800      48,488
  Alliant Energy Corporation                  1,300      35,750
  American Water Works, Incorporated          1,600      34,000
  Black Hills Corporation                       300       6,656
  Blyth Industries, Incorporated*               750      18,422
  Broadwing, Incorporated*                    3,500     129,063
  Calpine Corporation*                        1,000      64,000
  Cleco Corporation                             400      12,825
  CMP Group, Incorporated                       500      13,781
  COMSAT Corporation                            907      18,027
  Conectiv, Incorporated                      1,500      25,219
  DPL, Incorporated                           2,600      45,013
  DQE, Incorporated                           1,200      41,550
  Energy East Corporation                     1,900      39,544
  Hawaiian Electric Industries,
     Incorporated*                              500      14,438
  IDACORP, Incorporated*                        600      16,088
  Illinova Corporation                        1,100      38,225
  Indiana Energy, Incorporated                  500       8,875
  IPALCO, Incorporated                        1,400      23,887
  Kansas City Power & Light Company           1,000      22,063
  KeySpan Energy Corporation                  2,200      51,013
  LG&E Energy Corporation                     2,100      36,619
  MCN Energy Group, Incorporated              1,400      33,250
  MidAmerican Energy Holdings Company*        1,000      33,688
  Minnesota Power, Incorporated               1,200      20,325
  Montana Power Company                       1,800      64,913
  New England Electric System                 1,000      51,750
  NiSource, Incorporated                      2,000      35,750
  Northeast Utilities                         2,200      45,238
  NSTAR*                                      1,000      40,500
  OGE Energy Corporation                      1,300      24,700
  Potomac Electric Power Company              1,900      43,581

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
UTILITIES - 6.63% (CONTINUED)
  Public Services Company of New Mexico         700  $   11,375
  Puget Sound Energy, Incorporated            1,400      27,125
  SCANA Corporation                           1,700      45,688
  Sierra Pacific Resources, Incorporated      1,300      22,506
  Tech Data Corporation*                        900      24,413
  TECO Energy, Incorporated                   2,100      38,981
  Telephone & Data Systems, Incorporated      1,000     126,000
  UtiliCorp United, Incorporated              1,500      29,156
  Washington Gas Light Company                  800      22,000
  Waters Corporation*                         1,000      53,000
  Wisconsin Energy Corporation                1,900      36,575
                                                     ----------
                                                      1,589,360
                                                     ----------
    Total Common Stocks
       (cost $14,150,437)                            15,129,421
                                                     ----------
UNIT INVESTMENT TRUST - 3.10%
  MidCap SPDR Trust Unit Series I             9,150     742,294
                                                     ----------
    Total Unit Investment Trust
       (cost $695,562)                                  742,294
                                                     ----------
SHORT-TERM INVESTMENTS(3) - 33.44%

                                          PRINCIPAL       VALUE

                                             ------------------
VARIABLE RATE DEMAND NOTES(1) - 9.69%
  Firstar Bank (4.240% due 12/31/31)      $ 850,005  $  850,005
  General Mills (6.095% due 12/31/31)       420,016     420,016
  Pitney Bowes (6.095% due 12/31/31)        802,698     802,698
  Wisconsin Corp. (6.160% due 12/31/31)     249,320     249,320
                                                     ----------
                                                      2,322,039
                                                     ----------
U.S. TREASURY BILL - 23.75%
  U.S. Treasury Bill (4.975% due
     01/13/00)                            5,700,000   5,690,633
                                                     ----------
    Total Short-Term Investments
       (cost $8,012,672)                              8,012,672
                                                     ----------
TOTAL INVESTMENTS - 99.68%
   (cost $22,858,671)(2)                             23,884,387
                                                     ----------
OTHER ASSETS AND LIABILITIES - .32%                      78,985
                                                     ----------
TOTAL NET ASSETS - 100%                              $23,963,372
                                                     ==========

----------

*    Non-income producing

(1) Interest rates vary periodically based on current market rates. The maturity shown for each variable rate demand note is the later of the next scheduled interest rate adjustment date or the date on which principal can be recovered through demand. Information as of December 31, 1999.

(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 1999 was $2,949,341 and ($1,961,043) respectively.

(3) Securities and other current assets with an aggregate value of $8,084,700 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 1999:

                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's MidCap 400 Index
   (03/00)                                     36      $1,064,700

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

DECEMBER 31, 1999

COMMON STOCKS - 57.24%

                                             SHARES       VALUE

                                               ----------------
BANKING & FINANCIAL SERVICE - 7.63%
  Aetna Life and Casualty Company               400  $   22,325
  AFLAC, Incorporated                           700      33,031
  Allstate (The) Corporation                  2,100      50,400
  American Express Company                    1,200     199,500
  American General Corporation                  600      45,525
  American International Group,
     Incorporated                             4,000     432,500
  AmSouth Bancorp, Incorporated               1,000      19,313
  Aon Corporation                               700      28,000
  Associates First Capital Corporation        1,900      52,131
  BB&T Corporation                              800      21,900
  Banc One Corporation                        3,000      96,188
  BankAmerica Corporation                     4,500     225,844
  Bank of New York Company, Incorporated      1,900      76,000
  Bear Stearns Companies, Incorporated          300      12,825
  Capital One Financial Corporation             500      24,094
  Charles Schwab Corporation                  2,100      80,588
  Chase Manhattan Corporation                 2,200     170,913
  Chubb Corporation                             500      28,156
  CIGNA Corporation                             500      40,281
  Cincinnati Financial Corporation              400      12,475
  Citigroup, Incorporated                     8,800     488,950
  Comerica, Incorporated                        400      18,675
  Conseco, Incorporated                         800      14,300
  Countrywide Credit Industries,
     Incorporated                               300       7,575
  Fannie Mae                                  2,700     168,581
  Federal Home Loan Mortgage Corporation      1,800      84,713
  Fifth Third Bancorp                           800      58,700
  First Union Corporation                     2,500      82,031
  Firstar Corporation                         2,600      54,925
  Fleet Financial Group, Incorporated         2,400      83,550
  Franklin Resources, Incorporated              700      22,444
  Golden West Financial, Incorporated           400      13,400
  Hartford Financial Services Group             600      28,425
  Household International, Incorporated       1,200      44,700
  Huntington Bancshares                         600      14,325
  Jefferson-Pilot Corporation                   300      20,475
  KeyCorp                                     1,200      26,550
  Lehman Brothers Holdings                      300      25,406
  Lincoln National Corporation                  500      20,000
  Loews Corporation                             300      18,206
  Marsh & McLennan Companies,
     Incorporated                               700      66,981
  MBIA, Incorporated                            300      15,844
  MBNA Corporation                            2,100      57,225
  Mellon Bank Corporation                     1,300      44,281
  Merrill Lynch & Company                     1,000      83,500
  MGIC Investment Corporation                   300      18,056
  Morgan (J. P.) & Company                      500      63,313
                                             SHARES       VALUE

                                               ----------------
BANKING & FINANCIAL SERVICE - 7.63%
(CONTINUED)
  Morgan Stanley, Dean Witter & Company       1,500  $  214,125
  National City Corporation                   1,600      37,900
  Northern Trust Corporation                    600      31,800
  Old Kent Financial Corporation                300      10,613
  PaineWebber Group, Incorporated               400      15,525
  Pinnacle West, Incorporated                   200       6,113
  PNC Bank Corporation                          800      35,600
  Progressive Corporation                       200      14,625
  Providian Financial Corporation               400      36,425
  Regions Financial Corporation                 600      15,075
  SAFECO Corporation                            300       7,463
  SLM Holding Corporation                       400      16,900
  SouthTrust Corporation                        400      15,125
  State Street Corporation                      400      29,225
  St. Paul Companies                            600      20,213
  Summit Bancorp                                500      15,313
  SunTrust Banks, Incorporated                  800      55,050
  Synovus Financial Corporation                 700      13,913
  Torchmark Corporation                         300       8,719
  T. Rowe Price Associates, Incorporated        300      11,081
  Union Planters Corporation                    400      15,775
  UNUMprovident Corporation                     600      19,238
  U.S. Bancorp                                1,900      45,244
  Wachovia Corporation                          500      34,000
  Washingon Mutual, Incorporated              1,500      39,000
  Wells Fargo & Company                       4,300     173,881
                                                     ----------
                                                      4,255,061
                                                     ----------
CAPITAL GOODS - 4.85%
  Allied Waste Industries, Incorporated*        500       4,406
  Armstrong World Industries,
     Incorporated                               100       3,338
  Boeing Company                              2,500     103,907
  Briggs & Stratton Corporation                 100       5,364
  Caterpillar, Incorporated                     900      42,357
  Cooper Industries, Incorporated               200       8,089
  Corning, Incorporated                         600      77,363
  Crane Company                                 200       3,975
  Cummins Engine Company, Incorporated          100       4,832
  Danaher Corporation                           400      19,300
  Deere & Company                               600      26,026
  Dover Corporation                             500      22,688
  Emerson Electric Company                    1,100      63,113
  Fluor Corporation                             200       9,175
  Foster Wheeler Corporation                    100         888
  General Dynamics Corporation                  500      26,375
  General Electric Company                    8,500   1,315,375
  Grainger (W.W.), Incorporated                 200       9,563
  Honeywell, Incorporated                     2,000     115,375
  Illinois Tool Works, Incorporated             800      54,050

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CAPITAL GOODS - 4.85% (CONTINUED)
  Ingersoll-Rand Company                        400  $   22,025
  ITT Industries, Incorporation                 200       6,688
  Johnson Controls, Incorporated                200      11,375
  Lockheed Martin Corporation                 1,000      21,875
  Masco Company                               1,200      30,450
  Milacron, Incorporated                        100       1,538
  Minnesota Mining & Manufacturing
     Company                                  1,000      97,875
  Navistar International, Incorporated*         200       9,475
  Northrop Grumman Corporation                  200      10,813
  Owens-Corning Fiberglass Corporation          100       1,931
  PACCAR, Incorporated                          200       8,863
  Pall Corporation                              300       6,469
  Parker-Hannifin Corporation                   300      15,394
  Perkinelmer, Incorporated                     100       4,169
  Pitney-Bowes, Incorporated                    700      33,819
  Raychem Corporation                           900      23,906
  Rockwell International Corporation            500      23,938
  Solectron Corporation*                        800      76,100
  Textron, Incorporated                         400      30,675
  Thermo Electron Corporation*                  400       6,000
  Thomas & Betts Company                        100       3,188
  Timken Company                                200       4,088
  TRW, Incorporated                             300      15,581
  Tyco International Limited                  4,300     167,163
  United Technologies Corporation             1,300      84,500
  Waste Management, Incorporated              1,600      27,500
  Xerox Corporation                           1,700      38,569
                                                     ----------
                                                      2,699,526
                                                     ----------
CONSUMER CYCLICAL - 7.35%
  American Greetings Company Class A            200       4,725
  American Online, Incorporated*              5,800     437,538
  AutoZone, Incorporated*                       400      12,925
  Bed Bath & Beyond, Incorporated*              400      13,900
  Best Buy Company, Incorporated*               500      25,094
  Black & Decker Corporation                    200      10,450
  Brunswick Corporation                         200       4,450
  Carnival Corporation                        1,600      76,500
  Centex Corporation                            200       4,938
  Circuit City Stores, Incorporated             500      22,531
  Clear Channel Communications*                 900      80,325
  Comcast Corporation Class A Special         1,900      96,069
  Consolidated Stores Corporation*              300       4,875
  Cooper Tire & Rubber Company                  200       3,113
  Costco Wholesale Corporation*                 600      54,750
  Dana Corporation                              400      11,975
  Dayton Hudson Corporation                   1,100      80,781
  Delphi Automotive Systems                   1,500      23,625
  Deluxe Corporation                            200       5,488
                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 7.35% (CONTINUED)
  Dillard's, Incorporated Class A               300  $    6,056
  Dollar General Corporation                    600      13,650
  Donnelley (R.R.) & Sons Company               300       7,444
  Dow Jones & Company, Incorporated             200      13,600
  Eaton Corporation                             200      14,525
  Ecolab, Incorporated                          300      11,738
  Federated Department Stores*                  500      25,281
  Fleetwood Enterprises                         100       2,063
  Ford Motor Company                          3,100     165,656
  Gannett Company, Incorporated                 700      57,094
  Gap, Incorporated                           2,200     101,200
  General Motors Corporation                  1,700     123,569
  Genuine Parts Company                         500      12,406
  Goodyear Tire & Rubber                        400      11,275
  Harcourt General, Incorporated                200       8,050
  Harrah's Entertainment, Incorporated*         300       7,931
  Hilton Hotels Corporation                   1,000       9,625
  Home Depot, Incorporated                    5,850     401,091
  Jostens, Incorporated                         100       2,431
  Kaufman & Broad Home Corporation              100       2,419
  K Mart Corporation*                         1,300      13,081
  Knight-Ridder, Incorporated                   200      11,900
  Kohl's Department Stores Corporation*         400      28,875
  Leggett & Platt, Incorporated                 500      10,719
  Limited (The), Incorporated                   600      25,988
  Lowe's Companies, Incorporated              1,000      59,750
  Marriott International Class A                600      18,938
  May Department Stores Company                 900      29,025
  Maytag Corporation                            200       9,600
  Mediaone Group*                             1,600     122,900
  McGraw-Hill Companies, Incorporated           500      30,813
  Meredith Corporation                          100       4,169
  Mirage Resorts, Incorporated*                 500       7,656
  National Service Industries,
     Incorporated                               100       2,950
  New York Times Class A                        500      24,563
  Nordstrom, Incorporated                       400      10,475
  Office Depot, Incorporated*                 1,000      10,938
  Penney (J.C.) Company, Incorporated           700      13,956
  Pep Boys-Manny, Moe & Jack                    100         913
  Pulte Corporation                             100       2,250
  Sears Roebuck & Company                     1,000      30,438
  Snap-On Tools, Incorporated                   200       5,313
  Stanley (The) Works                           200       6,025
  Staples, Incorporated*                      1,200      24,900
  Tandy Corporation                             500      24,594
  Time Warner, Incorporated                   3,400     246,288
  Times Mirror Company Class A                  200      13,400
  TJX Companies, Incorporated                   800      16,350
  Toys "R" Us, Incorporated*                    600       8,588
  Tribune Company                               600      33,038

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
CONSUMER CYCLICAL - 7.35% (CONTINUED)
  Wal-Mart Stores, Incorporated              11,600  $  801,850
  Walt Disney Company, The                    5,400     157,950
  Whirlpool Corporation                         200      13,013
  Yahoo!, Incorporated*                         700     302,881
                                                     ----------
                                                      4,095,243
                                                     ----------
CONSUMER NON-DURABLE - 10.45%
  Abbott Laboratories                         4,000     145,250
  Alberto-Culver Company Class B                100       2,581
  Albertson's, Incorporated                   1,100      35,475
  Allergan, Incorporated                        300      14,925
  ALZA Corporation ClassA*                      300      10,388
  American Home Products Corporation          3,400     134,088
  Amgen, Incorporated*                        2,600     156,163
  Anheuser-Busch Companies, Incorporated      1,200      85,050
  Archer-Daniels-Midland Company              1,600      19,500
  Avon Products, Incorporated                   700      23,100
  Bausch & Lomb, Incorporated                   100       6,844
  Baxter International, Incorporated            800      50,250
  Becton, Dickinson Company                     700      18,725
  BestFoods, Incorporated                       700      36,794
  Biomet, Incorporated                          300      12,000
  Boston Scientific Corporation*              1,100      24,063
  Bristol-Meyers Squibb Company               5,200     333,775
  Brown Foremann Class B                        200      11,450
  Campbell Soup Company                       1,100      42,556
  Cardinal Health, Incorporated                 700      33,513
  CBS, Corporation*                           2,000     127,875
  Clorox Company                                600      30,225
  Coca-Cola Company                           6,400     372,800
  Coca-Cola Enterprises                       1,100      22,138
  Colgate-Palmolive Company                   1,500      97,500
  Columbia/HCA Healthcare Corporation         1,500      43,969
  ConAgra, Incorporated                       1,300      29,331
  Coors (Adolph) Class B                        100       5,250
  C.R. Bard, Incorporated                       100       5,300
  CVS Corporation                             1,000      39,938
  Darden Restaurants                            300       5,437
  Eastman Kodak Company                         800      53,000
  Fortune Brands, Incorporated                  400      13,224
  General Mills, Incorporated                   800      28,600
  Gillette Company                            2,800     115,324
  Great Atlantic & Pacific Tea Company,
     Incorporated                               100       2,787
  Guidant Corporation*                          800      37,600
  Hasbro, Incorporated                          500       9,530
  Heinz (H.J.) Company                          900      35,830
  HEALTHSOUTH Corporation*                    1,100       5,912
  Hershey Foods Corporation                     400      19,000
  Humana, Incorporated*                         400       3,274
                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 10.45%
(CONTINUED)
  International Flavors & Fragrance,
     Incorporated                               300  $   11,324
  Johnson & Johnson Company                   3,500     325,937
  Kellogg Company                             1,100      33,893
  Kimberly-Clark Corporation                  1,400      91,350
  Kroger Company*                             2,200      41,525
  Lilly (Eli) & Company                       2,800     186,200
  Liz Claiborne, Incorporated                   200       7,525
  Longs Drug Stores Corporation                 100       2,580
  Mallincrokdt, Incorporated                    200       6,362
  Manor Care, Incorporated*                     300       4,800
  Mattel, Incorporated                        1,100      14,437
  McDonald's Corporation                      3,500     141,093
  McKesson HBOC, Incorporated                   700      15,793
  Medtronic, Incorporated                     3,000     109,312
  Merck & Company, Incorporated               6,100     409,080
  Newell Rubbermaid, Incorporated               700      20,300
  NIKE, Incorporated Class B                    700      34,693
  PepsiCo, Incorporated                       3,800     133,950
  Pfizer, Incorporated                       10,100     327,618
  Pharmacia & Upjohn, Incorporated            1,300      58,500
  Philip Morris Companies, Incorporated       6,200     143,762
  Polaroid Corporation                          100       1,880
  Procter & Gamble Company                    3,500     383,468
  Quaker Oats Company                           300      19,687
  Quintiles Transnational Corporation*          300       5,605
  RJR Nabisco Holdings, Incorporated            800       8,500
  Ralston-Ralston Purina Group                  800      22,300
  Reebok International Limited*                 100         818
  Rite Aid Corporation                          700       7,830
  Russell Company                               100       1,674
  Safeway, Incorporated*                      1,300      46,230
  Sara Lee Corporation                        2,300      50,743
  Schering-Plough Corporation                 3,800     160,312
  Seagram Company, Limited*                   1,100      49,430
  Supervalu, Incorporated                       400       8,000
  St. Jude Medical*                             200       6,137
  Sysco Corporation                             900      35,605
  Tenet Healthcare Corporation*                 800      18,800
  TRICON Global Restaurants*                    400      15,450
  Tupperware Corporation                        200       3,387
  Unilever N.V. ADR                           1,500      81,655
  United HealthCare Corporation                 500      26,562
  UST, Incorporated                             500      12,593
  V.F. Corporation                              300       9,000
  Viacom, Incorporated Class B*               1,800     108,787
  Walgreen Company                            2,600      76,050
  Warner-Lambert Company                      2,200     180,262
  Watson Pharmaceuticals, Incorporated*         200       7,162

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
CONSUMER NON-DURABLE - 10.45%
(CONTINUED)
  Wellpoint Health Networks,
     Incorporated*                              200  $   13,187
  Wendy's International, Incorporated           300       6,187
  Winn-Dixie Stores, Incorporated               400       9,574
  Wrigley (Wm), Jr. Company                     300      24,880
                                                     ----------
                                                      5,822,123
                                                     ----------
ENERGY - 3.13%
  Amerada Hess Corporation                      200      11,350
  Anadarko Petroleum Corporation                300      10,238
  Apache Corporation                            300      11,081
  Ashland, Incorporated                         200       6,588
  Atlantic Richfield Company                    800      69,200
  Baker Hughes, Incorporated                    900      18,956
  Burlington Resources, Incorporated            600      19,838
  Chevron Corporation                         1,700     147,263
  Conoco, Incorporated Class B                1,600      39,800
  Exxon Corporation                           9,000     725,063
  Halliburton Company                         1,100      44,275
  Helmerich & Payne, Incoprorated               100       2,181
  Kerr-McGee Company                            200      12,400
  McDermott International, Incorporated         200       1,813
  Occidental Petroleum                          900      19,463
  Phillips Petroleum Company                    700      32,900
  Rowan Companies, Incorporated*                200       4,338
  Royal Dutch Petroleum Company ADR           5,600     338,450
  Schlumberger Limited                        1,400      78,750
  Sunoco, Incorporated                          200       4,700
  Texaco, Incorporated                        1,400      76,038
  Tosco Corporation                             400      10,875
  Transocean Sedco Forex, Incorporated          271       9,131
  Union Pacific Resources Group                 700       8,925
  Unocal Corporation                            600      20,138
  USX-Marathon Group, Incorporated              800      19,750
                                                     ----------
                                                      1,743,504
                                                     ----------
MANUFACTURING - 1.81%
  Air Products & Chemicals, Incorporated        600      20,137
  Alcan Aluminum Limited                        600      24,712
  Alcoa, Incorporated                         1,000      83,000
  Allegheny Teledyne, Incorporated              200       4,487
  Avery Dennison Company                        300      21,862
  Ball Corporation                              100       3,938
  Barrick Gold Corporation*                   1,000      17,687
  Bemis Company                                 100       3,487
  Bethlehem Steel Corporation*                  300       2,512
  Boise Cascade Corporation                     100       4,050
  Champion International Corporation            200      12,387
  Crown Cork & Seal Company,
     Incorporated                               300       6,712
  Dow Chemical Company                          600      80,175
                                             SHARES       VALUE

                                               ----------------
MANUFACTURING - 1.81% (CONTINUED)
  DuPont (E.I.) De Nemours & Company          2,700  $  177,852
  Eastman Chemical Company                      200       9,537
  Englehard Corporation                         300       5,662
  FMC Corporation                               100       5,730
  Fort James Corporation                        600      16,424
  Freeport-McMoRan Copper & Gold*               400       8,450
  Georgia-Pacific Company                       400      20,300
  Goodrich BF Company                           300       8,250
  Grace, (W.R.) & Company*                      200       2,775
  Great Lake Chemical Corporation               200       7,637
  Hercules, Incorporated                        300       8,362
  Homestake Mining Company                      700       5,469
  Inco, Limited*                                500      11,750
  International Paper Company                 1,100      62,081
  Louisiana Pacific Corporation                 300       4,275
  Mead Corporation                              300      13,031
  Millipore Corporation                         100       3,863
  Monsanto Company                            1,600      57,000
  Newmont Mining Corporation                    400       9,800
  Nucor Corporation                             200      10,963
  Owens-Illinois, Incorporated*                 400      10,025
  Pactiv Corporation*                           400       4,250
  Phelps Dodge, Incorporated                    200      13,425
  Placer Dome, Incorporated                     800       8,600
  Potlatch Corporation                          100       4,463
  PPG Industries, Incorporated                  500      31,281
  Praxair, Incorporated                         400      20,125
  Reynolds Metals Company                       200      15,325
  Rohm & Haas Company                           600      24,413
  Sealed Air Corporation*                       200      10,363
  Sherwin-Williams Company                      400       8,400
  Sigma-Aldrich Corporation                     300       9,019
  Temple-Inland, Incorporated                   100       6,594
  Union Carbide Corporation                     300      20,025
  USX-U.S. Steel Group, Incorporated            200       6,600
  Vulcan Materials Company                      300      11,981
  Westvaco Corporation                          300       9,788
  Weyerhaeuser Company                          600      43,088
  Willamette Industries                         300      13,931
  Worthington Industries, Incorporated          200       3,313
                                                     ----------
                                                      1,009,366
                                                     ----------
SERVICE - .91%
  Automatic Data Processing,
     Incorporated                             1,600      86,200
  Block (H&R), Incorporated                     300      13,125
  Cendant Corporation*                        1,900      50,469
  Ceridian Corporation*                         400       8,625
  Computer Sciences Corporation*                400      37,850
  Dun & Bradstreet Corporation                  400      11,800
  Electronic Data Systems Corporation         1,300      87,019

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                             SHARES       VALUE

                                               ----------------
SERVICE - .91% (CONTINUED)
  Equifax, Incorporated                         400  $    9,425
  First Data Corporation                      1,100      54,244
  IMS Health, Incorporated                      800      21,750
  Interpublic (The) Group of Companies,
     Incorporated                               700      40,381
  Omnicom Group, Incorporated                   500      50,000
  Paychex, Incorporated                         600      24,000
  Service Corporation International             700       4,856
  Shared Medical Systems, Incorporated          100       5,094
                                                     ----------
                                                        504,838
                                                     ----------
TECHNOLOGY - 14.84%
  3 COM Corporation*                            900      42,300
  Adaptec, Incorporated*                        300      14,963
  ADC Telecommunications, Incorporated          400      29,025
  Adobe Systems, Incorporated                   300      20,175
  Advanced Micro Devices, Incorporated*         400      11,575
  Analog Devices, Incorporated*                 400      37,200
  Andrew Corporation*                           200       3,788
  Apple Computer, Incorporated*                 400      41,125
  Applied Materials, Incorporated*            1,000     126,688
  Autodesk, Incorporated                        200       6,750
  BMC Software, Incorporated*                   600      47,963
  Cabletron Systems, Incorporated*              500      13,000
  Cisco Systems, Incorporated*                8,400     899,850
  Citrix Systems, Incorporated                  200      24,600
  COMPAQ Computers Corporation                4,400     119,075
  Computer Associates International,
     Incorporated                             1,400      97,913
  Compuware Corporation*                        900      33,525
  Comverse Technology*                          200      28,950
  Dell Computer Corporation*                  6,600     336,600
  EMC Corporation Massachusetts*              2,600     284,050
  Gateway, Incorporated*                        800      57,650
  General Instrument Corporation*               500      42,500
  Hewlett-Packard Company                     2,600     296,238
  IKON Office Solution, Incorporated            400       2,725
  Intel Corporation                           8,600     707,888
  International Business Machines
     Corporation                              4,700     507,600
  KLA-Tencor Corporation*                       200      22,275
  Lexmark International Group,
     Incorporated Class A*                      300      27,150
  LSI Logic Corporation*                        400      27,000
  Lucent Technologies, Incorporated           8,000     598,500
  Micron Technology, Incorporated*              700      54,425
  Microsoft Corporation*                     13,300   1,552,775
  Molex, Incorporated                           400      22,675
  Motorola, Incorporated                      1,600     235,600
  National Semiconductor*                       400      17,125
  Network Appliance, Incorporated*              400      33,225
                                             SHARES       VALUE

                                               ----------------
TECHNOLOGY - 14.84% (CONTINUED)
  Nortel Networks Corporation                 3,400  $  343,400
  Novell, Incorporated*                         900      35,944
  Oracle Systems Corporation*                 3,700     414,631
  Parametric Technology Company*                700      18,944
  PE Corporation PE Biosystems Group,
     Incorporated                               300      36,094
  PeopleSoft, Incorporated*                     600      12,788
  Qualcom, Incorporated*                      1,600     281,800
  Seagate Technology, Incorporated*             500      23,281
  Scientific-Atlanta, Incorporated              200      11,125
  Silicon Graphics, Incorporated*               500       4,906
  Sun Microsystems, Incorporated*             4,000     309,750
  Tektronix, Incorporated                       100       3,888
  Tellabs, Incorporated*                      1,000      64,188
  Teradyne, Incorporated*                       400      26,400
  Texas Instruments, Incorporated             2,000     193,750
  Unisys Corporation*                           800      25,550
  Xilinx, Incorporated*                         800      36,375
                                                     ----------
                                                      8,267,280
                                                     ----------
TRANSPORTATION - .41%
  AMR Corporation*                              400      26,800
  Burlington Northern Santa Fe
     Corporation                              1,200      29,100
  CSX Corporation                               600      18,825
  Delta Air Lines, Incorporated                 400      19,925
  FDX Corporation*                              800      32,750
  Kansas City Southern Industries               300      22,388
  Norfolk Southern Company                    1,000      20,500
  Ryder System                                  200       4,888
  Southwest Airlines Company                  1,300      21,044
  Union Pacific Corporation                     600      26,175
  US Airways Group, Incorporated*               200       6,413
                                                     ----------
                                                        228,808
                                                     ----------
UTILITIES - 5.86%
  AES Corporation*                              500      37,375
  ALLTELL Corporation                           800      66,150
  Ameren Corporation                            400      13,100
  AT & T Corporation                          8,300     421,225
  American Electric Power Company               500      16,063
  Bell Atlantic Corporation                   4,000     246,250
  BellSouth Corporation                       4,900     229,381
  Carolina Power & Light Company                400      12,175
  Central & SouthWest Corporation               600      12,000
  Centurytel, Incorporated                      400      18,950
  CINergy Corporation                           400       9,650
  CMS Energy Corporation                        300       9,356
  Coastal Corporation                           600      21,263
  Columbia Energy Group                         200      12,650
  Consolidated Edison, Incorporated             600      20,700

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS

                                             SHARES       VALUE

                                               ----------------
UTILITIES - 5.86% (CONTINUED)
  Consolidated Natural Gas Company              200  $   12,988
  Constellation Energy Group,
     Incorporated                               400      11,600
  Dominion Resources                            500      19,625
  DTE Energy Company                            400      12,550
  Duke Energy Corporation                       900      45,113
  Eastern Enterprises, Incorporated             100       5,744
  Edison International                          900      23,569
  El Paso Energy Corporation                    600      23,288
  Enron Corporation                           1,900      84,313
  Entergy Corporation                           600      15,450
  FirstEnergy Corporation                       600      13,613
  Florida Progress Corporation                  300      12,694
  FPL Group, Incorporated                       500      21,406
  General Public Utilities Corporation          300       8,981
  Global Crossing Limited*                    2,000     100,000
  GTE Corporation                             2,500     176,406
  MCI WorldCom, Incorporated*                 7,350     390,009
  New Century Energies, Incorporated            300       9,113
  NEXTEL Communications, Incorporated
     Class A*                                   900      92,813
  Niagara Mohawk Holdings, Incorporated*        500       6,969
  Nicor, Incorporated                           100       3,250
  Northern States Power Company                 400       7,800
  Oneok, Incorporated                           100       2,513
  PECO Energy Company                           500      17,375
  PG & E Corporation                          1,000      20,500
  PP & L Resources, Incorporated                400       9,150
  People's Energy Corporation                   100       3,350
  Public Service Enterprises Group,
     Incorporated                               600      20,888
  Reliant Energy, Incorporated                  800      18,300
  SBC Communications, Incorporated            8,900     433,875
  Sempra Energy                                 600      10,425
  Southern Company                            1,800      42,300
  Sprint Corporation FON Group                2,300     154,819
  Sprint PCS Group, Incorporated*             1,100     112,750
  Texas Utilities Holdings Companies            700      24,894
  Unicom Corporation                            600      20,100
  US West, Incorporated                       1,300      93,600
  Williams Companies, Incorporated            1,100      33,619
                                                     ----------
                                                      3,262,040
                                                     ----------
    Total Common Stocks
       (cost $29,273,582)                            31,887,789
                                                     ----------
U.S. TREASURY OBLIGATIONS - 9.17%

                                          PRINCIPAL       VALUE

                                             ------------------
  U.S. Treasury Note
     (6.250% due 01/31/02)                $ 900,000  $  900,000
  U.S. Treasury Note
     (7.250% due 05/15/04)                2,300,000   2,370,438
  U.S. Treasury Note
     (6.500% due 05/15/05)                  800,000     800,250
  U.S. Treasury Bond
     (6.250% due 08/15/23)                1,100,000   1,037,438
                                                     ----------
    Total U.S. Treasury Obligations
       (cost $5,235,756)                              5,108,126
                                                     ----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.13%

FEDERAL HOME LOAN MORTGAGE CORPORATION
   5.750% due 07/15/03                    1,800,000   1,741,559
                                                     ----------
    Total U.S. Government Agency
       Obligations
       (cost $1,778,018)                              1,741,559
                                                     ----------

MORTGAGE-BACKED
SECURITIES - 14.43%

FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNCI (6.500% due 07/01/14)              2,405,264   2,335,110
  FNCL(7.000% due 07/01/29)               5,897,518   5,704,620
                                                     ----------
    Total Mortgage-Backed Securities
       (cost $8,232,062)                              8,039,730
                                                     ----------

CORPORATE BONDS - 10.87%

AIR TRANSPORTATION - .88%
  Delta Airlines (7.900% due 12/15/09)      500,000     489,534
                                                     ----------

BANK, BANK HOLDING COMPANIES, & OTHER
   BANKSERVICES - 2.21%
  Erac USA Finance (7.950% due 12/15/09)    500,000     495,437
  Household Finance Corp. (7.200% due
     07/15/06)                              750,000     737,023
                                                     ----------
                                                      1,232,460
                                                     ----------

CAPITAL GOODS - 1.76%
  Caterpillar, Inc. (7.250% due
     09/15/09)                            1,000,000     981,772
                                                     ----------

CONSUMER CYCLICALS - .88%
  Ford Motor Cr. Corp. (6.700% due
     07/16/04)                              500,000     489,110
                                                     ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO

                                          PRINCIPAL       VALUE

                                             ------------------
CONSUMER NON-DURABLE - 1.73%
  Great Lakes Chemical Corp. (7.000% due
     07/15/09)                            $ 500,000  $  475,790
  Wal-Mart Stores (6.875% due 08/10/09)     500,000     486,729
                                                     ----------
                                                        962,519
                                                     ----------

MANUFACTURING - 1.65%
  Champion Intl. Corp. (7.200% due
     11/01/26)                              450,000     423,056
  Rohm & Haas Co. (6.950% due 07/15/04)     500,000     494,257
                                                     ----------
                                                        917,313
                                                     ----------

UTILITIES - 1.76%
  Sonat, Inc. (7.625% due 07/15/11))      1,000,000     982,070
                                                     ----------
    Total Corporate Bonds
       (cost $6,178,368)                              6,054,778
                                                     ----------
                                          PRINCIPAL       VALUE

                                             ------------------

UNIT INVESTMENT TRUST - .11%
  S&P 500 Depositary Receipt              $     400  $   58,750
                                                     ----------
    Total Unit Investment Trust
       (cost $52,600)                                    58,750
                                                     ----------

SHORT-TERM INVESTMENT(3) - 3.91%

VARIABLE RATE DEMAND NOTES(1) - 3.91%
  Firstar Bank (6.240% due 12/31/31)      2,182,051   2,182,051
                                                     ----------
    Total Short-Term Investments
       (cost $2,182,051)                              2,182,051
                                                     ----------
TOTAL INVESTMENTS - 98.86%
   (cost $52,932,437)(2)                             55,072,783
                                                     ----------
OTHER ASSETS AND LIABILITIES - 1.14%                    635,133
                                                     ----------
TOTAL NET ASSETS - 100%                              $55,707,916
                                                     ==========

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 1999 was $4,981,973 and ($2,932,191) respectively.
(3) Securities with an aggregate value of $1,855,250 have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 1999:

                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's Balanced Index (03/00)        5       $51,300

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
   LEHMAN BOND INDEX PORTFOLIO                        SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

U.S. TREASURY OBLIGATIONS - 33.96%

                                          PRINCIPAL       VALUE

                                             ------------------
U.S. TREASURY
NOTES & BONDS - 33.96%
  5.625% due 04/30/00                     $ 250,000  $  249,922
  6.250% due 01/31/02                     1,500,000   1,500,000
  6.500% due 05/15/05                     1,450,000   1,450,454
  6.125% due 08/15/07                       800,000     779,750
  6.250% due 08/15/23                     1,300,000   1,226,063
                                                     ----------
                                                      5,206,189
                                                     ----------
    Total U.S. Treasury Obligations
       (cost $5,358,480)                              5,206,189
                                                     ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
6.31%

FEDERAL HOME LOAN MORTGAGE CORPORATION
  5.750% due 07/15/03                     1,000,000     967,533
                                                     ----------
    Total U.S. Government Agency
       Obligations (cost $989,444)                      967,533
                                                     ----------

MORTGAGE-BACKED SECURITIES - 36.95%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  FNCI (6.500% due 07/01/14)              2,886,316   2,802,132
  FNCL(7.000% due 07/01/29)               2,957,377   2,862,291
                                                     ----------
    Total Mortgage-Backed Securities
       (cost $5,780,056)                              5,664,423
                                                     ----------
CORPORATE BONDS - 20.42%
AIR TRANSPORTATION - 1.60%
  Delta Airlines (7.900% due 12/15/09)      250,000     244,767
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 4.84%
  Erac USA Finance (7.950% due 12/15/09)    250,000     247,718
  Household Finance Corp. (7.200% due
     07/15/06)                              250,000     245,674
  US West Cap. (6.875% due 08/15/01)        250,000     249,150
                                                     ----------
                                                        742,542
                                                     ----------
                                          PRINCIPAL       VALUE

                                             ------------------
CAPITAL GOODS - 3.20%
  Caterpillar, Inc. (7.250% due
     09/15/09)                            $ 500,000  $  490,886
CONSUMER CYCLICALS - 3.20%
  Ford Motor Cr. Corp. (6.700% due
     07/16/04)                              500,000     489,110
CONSUMER NON-DURABLE - 3.14%
  Great Lakes Chemical Corp. (7.000% due
     07/15/09)                              250,000     237,895
  Wal-Mart Stores (6.875% due 08/10/09)     250,000     243,364
                                                     ----------
                                                        481,259
                                                     ----------
MANUFACTURING - 2.84%
  Champion Intl. Corp. (7.200% due
     11/01/26)                              200,000     188,025
  Rohm & Haas Co. (6.950% due 07/15/04)     250,000     247,128
                                                     ----------
                                                        435,153
                                                     ----------
UTILITIES - 1.60%
  Sonat, Inc. (7.625% due 07/15/11))        250,000     245,518
                                                     ----------
    Total Corporate Bonds
       (cost $3,191,810)                              3,129,235
                                                     ----------

SHORT-TERM INVESTMENT - .92%

VARIABLE RATE
DEMAND NOTES(1) - .92%
  Firstar Bank (6.240% due 12/31/31)        141,671     141,671
                                                     ----------
    Total Short-Term Investment
       (cost $141,671)                                  141,671
                                                     ----------
TOTAL INVESTMENTS - 98.56%
   (cost $15,461,461)(2)                             15,109,051
                                                     ----------
OTHER ASSETS AND LIABILITIES - 1.44%                    220,868
                                                     ----------
TOTAL NET ASSETS - 100%                              $15,329,919
                                                     ==========

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 1999 was $0 and ($368,567) respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The shares of the variable insurance series of the Fund are sold only to The Union Central Life Insurance Company (Union Central) and its separate accounts to fund the benefits under certain variable insurance and retirement products. The Fund's shares are offered in nine different portfolios - Equity Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, Equity Fund, Nasdaq 100 Index Fund, and Russell 2000 Small Cap Index Fund (individually "Portfolio"). The Equity Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 Composite Stock Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Composite Stock Index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The financial statements of the Equity Fund, the Nasdaq 100 Index Fund, and the Russell 2000 Small Cap Index Fund are presented separately.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $334,560 which can be carried forward until 2006. The Equity Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio have a capital loss carryforward of $15,358,910, $861,163, and $24,369 which can be carried forward until 2007.

DISTRIBUTIONS - Distributions from net investment income in all Portfolios generally are declared and paid quarterly. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                NOTES TO FINANCIAL STATEMENTS

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Carillon Advisers, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a) for the Equity Portfolio - .65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current net asset value:

       (b) for the Bond Portfolio - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Lehman Aggregate Bond Index Portfolio - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Fund, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Equity or Bond Portfolios, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay any other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Balanced Index Portfolio, and the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of its average annual net assets. As a result, for the period ended December 31, 1999, the adviser reimbursed the S&P MidCap 400 Index Portfolio $12,912, Balanced Index Portfolio $13,736 and the Lehman Aggregate Bond Index Portfolio $12,692.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the Fund. The Adviser has entered into an Administration Agreement with Carillon Investments, Inc. (the Distributor) under which the Distributor furnishes substantially all of such services for an annual fee of .20% of the Fund's average net assets for the Equity and Bond Portfolios, and .05% of the Fund's average net assets for the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Lehman Aggregate Bond Index Portfolio. The fee is borne by the Adviser, not the Fund.

Carillon Advisers, Inc. and Carillon Investments, Inc. are wholly-owned subsidiaries of Union Central.

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   NOTES TO FINANCIAL STATEMENTS

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities or indices in which they may invest. They may also purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million, it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the year ended December 31, 1999 excluding short-term obligations, follow:

                                EQUITY PORTFOLIO  BOND PORTFOLIO  S&P 500 INDEX  S&P MIDCAP 400 INDEX
                                ----------------  --------------  -------------  --------------------
Total Cost of Purchases of:
        Common Stocks             $146,277,984     $        --    $105,592,384       $18,397,554
        U.S. Government
          Securities                        --      15,721,481              --                --
        Corporate Bonds                     --      43,591,945              --                --
                                  ------------     -----------    ------------       -----------
                                  $146,277,984     $59,313,426    $105,592,384       $18,397,554
                                  ============     ===========    ============       ===========

Total Proceeds from Sales of:
        Common Stocks             $263,377,283     $   630,623    $  6,765,962       $ 4,569,423
        U.S. Government
          Securities                        --      34,920,009              --                --
        Corporate Bonds                     --      36,774,402              --                --
                                  ------------     -----------    ------------       -----------
                                  $263,377,283     $72,325,034    $  6,765,962       $ 4,569,423
                                  ============     ===========    ============       ===========

                                          BALANCED INDEX  LEHMAN AGGREGATE BOND INDEX
                                          --------------  ---------------------------
Total Cost of Purchases of:
        Common Stocks                      $47,651,261            $        --
        U.S. Government Securities          38,027,258             19,806,062
        Corporate Bonds                     11,163,893              4,686,352
                                           -----------            -----------
                                           $96,842,412            $24,492,414
                                           ===========            ===========
Total Proceeds from Sales of:
        Common Stocks                      $20,744,013            $        --
        U.S. Government Securities          19,512,901              8,368,132
        Corporate Bonds                      5,002,635                753,392
                                           -----------            -----------
                                           $45,259,549            $ 9,121,524
                                           ===========            ===========

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                           EQUITY PORTFOLIO
                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             1999      1998      1997      1996      1995
                           --------  --------  --------  --------  --------
Net Asset Value,
   Beginning of year       $  14.89  $  20.35  $  19.45  $  16.54  $  14.30
                           --------  --------  --------  --------  --------
Investment Activities:
  Net investment income         .10       .25       .23       .29       .24
  Net realized and
     unrealized
     gains/(losses)            (.05)    (2.80)     3.23      3.61      3.36
                           --------  --------  --------  --------  --------
Total from Investment
   Activities                   .05     (2.55)     3.46      3.90      3.60
                           --------  --------  --------  --------  --------
Distributions:
  Net investment income        (.12)     (.23)     (.27)     (.27)     (.23)
  Net realized gains          (2.20)    (2.68)    (2.29)     (.72)    (1.13)
                           --------  --------  --------  --------  --------
Total Distributions           (2.32)    (2.91)    (2.56)     (.99)    (1.36)
                           --------  --------  --------  --------  --------
Net Asset Value,
   End of year             $  12.62  $  14.89  $  20.35  $  19.45  $  16.54
                           ========  ========  ========  ========  ========

Total Return                   2.05%   (15.31%)    20.56%    24.52%    26.96%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets           .69%      .62%      .62%      .64%      .66%

Ratio of Net Investment
   Income to Average Net
   Assets                       .67%     1.41%     1.23%     1.66%     1.73%

Portfolio Turnover Rate       86.47%    62.50%    57.03%    52.53%    34.33%

Net Assets, End of Year
   (000's)                 $124,444  $248,783  $335,627  $288,124  $219,563

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                          BOND PORTFOLIO
                                      YEAR ENDED DECEMBER 31,
                           ---------------------------------------------
                             1999      1998     1997     1996     1995
                           --------  --------  -------  -------  -------
Net Asset Value,
   Beginning of year       $ 11.13   $  11.29  $ 10.91  $ 11.07  $ 10.04
                           -------   --------  -------  -------  -------
Investment Activities:
  Net investment income        .72        .77      .79      .79      .88
  Net realized and
     unrealized
     gains/(losses)           (.84)      (.05)     .37     (.04)     .98
                           -------   --------  -------  -------  -------
Total from Investment
   Activities                 (.12)       .72     1.16      .75     1.86
                           -------   --------  -------  -------  -------
Distributions:
  Net investment income       (.65)      (.76)    (.72)    (.87)    (.83)
  In excess of net
     investment income          --         --       --     (.04)      --
  Net realized gains            --       (.12)    (.06)      --       --
                           -------   --------  -------  -------  -------
Total Distributions           (.65)      (.88)    (.78)    (.91)    (.83)
                           -------   --------  -------  -------  -------
Net Asset Value,
   End of year             $ 10.36   $  11.13  $ 11.29  $ 10.91  $ 11.07
                           =======   ========  =======  =======  =======

Total Return                 (1.11%)     6.52%   11.02%    7.19%   19.03%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to
   Average Net Assets          .60%       .58%     .60%     .62%     .65%

Ratio of Net Investment
   Income to Average Net
   Assets                     6.62%      6.84%    7.15%    7.24%    7.43%

Portfolio Turnover Rate      56.07%     67.57%  113.41%  202.44%  111.01%

Net Assets, End of Year
   (000's)                 $98,428   $113,762  $99,892  $85,634  $73,568

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                          S&P 500 INDEX PORTFOLIO
                                          YEAR ENDED DECEMBER 31,
                                -------------------------------------------
                                     1999          1998     1997    1996(1)
                                ---------------  --------  -------  -------
Net Asset Value,
   Beginning of year               $  19.49      $  15.74  $ 12.13  $ 10.00
                                   --------      --------  -------  -------
Investment Activities:
  Net investment income                 .21           .20      .20      .20
  Net realized and unrealized
     gains/(losses)                    3.75          4.21     3.72     2.12
                                   --------      --------  -------  -------
Total from Investment
   Activities                          3.96          4.41     3.92     2.32
                                   --------      --------  -------  -------
Distributions:
  Net investment income                (.19)         (.20)    (.21)    (.19)
  Net realized gains                   (.14)         (.46)    (.10)      --
                                   --------      --------  -------  -------
Total Distributions                    (.33)         (.66)    (.31)    (.19)
                                   --------      --------  -------  -------
Net Asset Value,
   End of year                     $  23.12      $  19.49  $ 15.74  $ 12.13
                                   ========      ========  =======  =======

Total Return                          20.52%        28.54%   32.72%   23.37%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets                           .39%          .43%     .50%     .59%(2)

Ratio of Net Investment Income
   to Average Net Assets               1.10%         1.25%    1.48%    2.14%(2)

Portfolio Turnover Rate                3.45%         2.64%    9.06%    1.09%

Net Assets, End of Year
   (000's)                         $284,132      $131,345  $55,595  $29,205

---------

(1) THE PORTFOLIO COMMENCED OPERATION ON DECEMBER 29, 1995. THE FINANCIAL HIGHLIGHTS TABLE FOR THE PERIOD ENDING DECEMBER 31, 1995 IS NOT PRESENTED BECAUSE THE ACTIVITY FOR THE PERIOD DID NOT ROUND TO $0.01 IN ANY CATEGORY OF THE RECONCILIATION OF BEGINNING TO ENDING NET ASSET VALUE PER SHARE. THE RATIOS AND TOTAL RETURN WERE ALL LESS THAN 0.1%. THE NET ASSETS AT
     DECEMBER 31, 1995 WERE $305,148.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .25% FOR THE YEAR ENDED DECEMBER 31, 1996, HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                        S&P MIDCAP 400 INDEX PORTFOLIO
                                                            PERIOD FROM MAY 3, 1999
                                                                TO DECEMBER 31,
                                                                    1999(1)
                                                    ---------------------------------------
Net Asset Value,
   Beginning of period                                              $10.00
                                                                    ------
Investment Activities:
  Net investment income                                                .10
  Net realized and unrealized gains/(losses)                          1.01
                                                                    ------
Total from Investment Activities                                      1.11
                                                                    ------
Distributions:
  Net investment income                                               (.07)
  Net realized gains                                                    --
                                                                    ------
Total Distributions                                                   (.07)
                                                                    ------
Net Asset Value,
   End of year                                                      $11.04
                                                                    ======

Total Return                                                         11.14%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                             .60%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                          1.69%(3)

Portfolio Turnover Rate                                              47.55%(3)

Net Assets, End of Year (000's)                                    $23,963

---------

(1)  THE PORTFOLIO COMMENCED OPERATIONS ON MAY 3, 1999.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .09% FOR THE PERIOD ENDED DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

  CARILLON FUND, INC.
   NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                        BALANCED INDEX PORTFOLIO
                                                         PERIOD FROM MAY 3, 1999
                                                             TO DECEMBER 31,
                                                                 1999(1)
                                                    ---------------------------------
Net Asset Value,
   Beginning of period                                           $10.00
                                                                 ------
Investment Activities:
  Net investment income                                             .18
  Net realized and unrealized gains/(losses)                        .34
                                                                 ------
Total from Investment Activities                                    .52
                                                                 ------

Distributions:
  Net investment income                                            (.11)
  Net realized gains                                                 --
                                                                 ------
Total Distributions                                                (.11)
                                                                 ------
Net Asset Value,
   End of year                                                   $10.41
                                                                 ======

Total Return                                                       5.31%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                          .47%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                       2.94%(3)

Portfolio Turnover Rate                                          141.58%(3)

Net Assets, End of Year (000's)                                 $55,708

---------

(1)  THE PORTFOLIO COMMENCED OPERATIONS ON MAY 3, 1999.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .03% FOR THE PERIOD ENDED DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                NOTES TO FINANCIAL STATEMENTS

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                        LEHMAN AGGREGATE BOND INDEX PORTFOLIO
                                                              PERIOD FROM JUNE 30, 1999
                                                                   TO DECEMBER 31,
                                                                       1999(1)
                                                    ----------------------------------------------
Net Asset Value,
   Beginning of period                                                  $10.00
                                                                        ------
Investment Activities:
  Net investment income                                                    .31
  Net realized and unrealized gains/(losses)                              (.26)
                                                                        ------
Total from Investment Activities                                           .05
                                                                        ------
Distributions:
  Net investment income                                                   (.23)
  Net realized gains                                                        --
                                                                        ------
Total Distributions                                                       (.23)
                                                                        ------
Net Asset Value,
   End of year                                                          $ 9.82
                                                                        ======

Total Return                                                               .47%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                                 .56%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                              5.66%(3)

Portfolio Turnover Rate                                                 112.64%(3)

Net Assets, End of Year (000's)                                        $15,330

---------

(1)  THE PORTFOLIO COMMENCED OPERATIONS ON JUNE 30, 1999.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY .15% FOR THE PERIOD ENDED DECEMBER 31, 1999, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  THE RATIOS ARE ANNUALIZED.

--------------------------------------------------------------------------------

                                                           CARILLON FUND, INC.
                                                 INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
CARILLON FUND, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Carillon Fund, Inc. (the "Fund"), consisting of the Equity Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and the Lehman Aggregate Bond Index Portfolio as of December 31, 1999, the related statements of operations and the statements of changes in net assets and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 1999, the results of its operations, the changes in its net assets, and financial highlights for the periods presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Dayton, Ohio
February 14, 2000

--------------------------------------------------------------------------------

UC CF 231 2/00